Putnam Dynamic Asset Allocation Balanced Fund
The fund's portfolio
12/31/19 (Unaudited)

COMMON STOCKS (59.3%)(a)
	Shares	Value
Basic materials (1.9%)
Air Liquide SA (France)	2,959	$418,872
Akzo Nobel NV (Netherlands)	629	63,951
Alcoa Corp.(NON)	63,400	1,363,734
Anglo American PLC (United Kingdom)	84,443	2,430,570
Arkema SA (France)	12,865	1,366,584
Armstrong World Industries, Inc.	11,900	1,118,243
Ashland Global Holdings, Inc.	12,000	918,360
Axalta Coating Systems, Ltd.(NON)	67,000	2,036,800
Azrieli Group, Ltd. (Israel)	1,186	86,719
BHP Billiton PLC (United Kingdom)	67,676	1,592,788
Boliden AB (Sweden)	13,652	362,203
Celanese Corp.	12,800	1,575,936
CF Industries Holdings, Inc.	90,000	4,296,600
Covestro AG (Germany)	52,732	2,451,746
CRH PLC (Ireland)	77,546	3,102,696
DuPont de Nemours, Inc.	42,600	2,734,920
Eastman Chemical Co.	33,200	2,631,432
Eiffage SA (France)	2,621	299,878
Fortescue Metals Group, Ltd. (Australia)	226,852	1,709,801
Glencore PLC (United Kingdom)	14,551	45,362
HOCHTIEF AG (Germany)	10,091	1,286,979
Israel Chemicals, Ltd. (Israel)	132,326	622,679
JFE Holdings, Inc. (Japan)	18,200	233,152
LyondellBasell Industries NV Class A	7,700	727,496
Newcrest Mining, Ltd. (Australia)	13,696	289,924
NewMarket Corp.	2,400	1,167,648
Nippon Steel Corp. (Japan)	20,300	305,415
Nitto Denko Corp. (Japan)	12,700	712,534
Nucor Corp.	4,502	253,373
PPG Industries, Inc.	14,800	1,975,652
Reliance Steel & Aluminum Co.	15,400	1,844,304
Rio Tinto PLC (United Kingdom)	65,300	3,894,932
Sherwin-Williams Co. (The)	1,652	964,008
Shin-Etsu Chemical Co., Ltd. (Japan)	22,600	2,477,767
Steel Dynamics, Inc.	77,400	2,634,696
Taisei Corp. (Japan)	35,400	1,465,643

		51,463,397
Capital goods (4.3%)
ACS Actividades de Construccion y Servicios SA (Spain)	43,491	1,739,144
AECOM(NON)	30,500	1,315,465
Allison Transmission Holdings, Inc.	45,100	2,179,232
Avery Dennison Corp.	15,200	1,988,464
BAE Systems PLC (United Kingdom)	56,386	421,843
Ball Corp.	23,642	1,528,928
Berry Plastics Group, Inc.(NON)	50,200	2,383,998
Carlisle Cos., Inc.	9,200	1,488,928
Caterpillar, Inc.	11,500	1,698,320
Cummins, Inc.	46,300	8,285,848
Curtiss-Wright Corp.	5,400	760,806
Daikin Industries, Ltd. (Japan)	15,800	2,221,964
Dassault Aviation SA (France)	349	458,024
Dover Corp.	28,300	3,261,858
Faurecia SA (France)	34,872	1,878,738
General Dynamics Corp.	1,524	268,757
HD Supply Holdings, Inc.(NON)	71,182	2,862,940
HEICO Corp.	20,600	2,351,490
Hitachi High-Technologies Corp. (Japan)	16,300	1,151,835
Hitachi, Ltd. (Japan)	76,400	3,218,124
Honeywell International, Inc.	87,427	15,474,579
IDEX Corp.	14,000	2,408,000
Ingersoll-Rand PLC	62,500	8,307,500
Johnson Controls International PLC	5,717	232,739
L3Harris Technologies, Inc.	1,718	339,941
Legrand SA (France)	17,512	1,426,883
Lockheed Martin Corp.	39,351	15,322,492
Northrop Grumman Corp.	38,139	13,118,672
Obayashi Corp. (Japan)	69,000	765,064
Republic Services, Inc.	32,100	2,877,123
Roper Technologies, Inc.	6,800	2,408,764
Sandvik AB (Sweden)	157,278	3,067,025
Teledyne Technologies, Inc.(NON)	6,600	2,287,164
Tervita Corp. (Canada)(NON)	127	725
Waste Management, Inc.	74,017	8,434,977

		117,936,354
Communication services (3.1%)
Altice USA, Inc. Class A(NON)	129,000	3,526,860
AT&T, Inc.	127,636	4,988,015
BCE, Inc. (Canada)	13,071	605,561
BT Group PLC (United Kingdom)	313,049	797,981
Comcast Corp. Class A	484,300	21,778,971
Crown Castle International Corp.(R)	52,300	7,434,445
Deutsche Telekom AG (Germany)	168,545	2,754,559
Equinix, Inc.(R)	2,800	1,634,360
Hikari Tsushin, Inc. (Japan)	6,100	1,531,293
HKT Trust & HKT, Ltd. (Units) (Hong Kong)	167,000	235,432
Juniper Networks, Inc.	99,343	2,446,818
KDDI Corp. (Japan)	115,200	3,427,176
Nippon Telegraph & Telephone Corp. (Japan)	71,400	1,808,549
NTT DoCoMo, Inc. (Japan)	41,500	1,159,732
SES SA (France)	9,114	127,790
Telstra Corp., Ltd. (Australia)	903,352	2,250,522
Verizon Communications, Inc.	491,162	30,157,347

		86,665,411
Communications equipment (1.0%)
Cisco Systems, Inc.	604,492	28,991,436

		28,991,436
Computers (2.7%)
Apple, Inc.	168,823	49,574,874
Aspen Technology, Inc.(NON)	15,400	1,862,322
CDW Corp. of Delaware	11,500	1,642,660
Dropbox, Inc. Class A(NON)	57,900	1,036,989
Fortinet, Inc.(NON)	52,500	5,604,900
Fujitsu, Ltd. (Japan)	8,200	773,776
HP, Inc.	293,500	6,031,425
Nuance Communications, Inc.(NON)(S)	46,000	820,180
Otsuka Corp. (Japan)	30,900	1,234,132
ServiceNow, Inc.(NON)(S)	12,400	3,500,768
Synopsys, Inc.(NON)	33,333	4,639,954

		76,721,980
Conglomerates (0.5%)
AMETEK, Inc.	40,100	3,999,574
Danaher Corp.	56,800	8,717,664
Orkla ASA (Norway)	29,324	297,138

		13,014,376
Consumer cyclicals (8.2%)
ABC-Mart, Inc. (Japan)	2,700	184,049
Amazon.com, Inc.(NON)	26,320	48,635,149
Aristocrat Leisure, Ltd. (Australia)	105,873	2,510,942
Automatic Data Processing, Inc.	2,584	440,572
AutoZone, Inc.(NON)	356	424,106
Berkeley Group Holdings PLC (The) (United Kingdom)	12,334	793,844
Booking Holdings, Inc.(NON)	7,000	14,376,110
Booz Allen Hamilton Holding Corp.	35,600	2,532,228
Brambles, Ltd. (Australia)	40,136	330,823
Bridgestone Corp. (Japan)	5,600	208,000
CK Hutchison Holdings, Ltd. (Hong Kong)	120,500	1,151,419
Clear Channel Outdoor Holdings, Inc.(NON)	2,938	8,403
Compagnie Generale des Etablissements Michelin SCA (France)	19,666	2,406,675
Compass Group PLC (United Kingdom)	115,238	2,884,976
CoStar Group, Inc.(NON)	2,300	1,376,090
Daiwa House Industry Co., Ltd. (Japan)	33,300	1,031,685
Discovery, Inc. Class A(NON)(S)	80,100	2,622,474
Dollar Tree, Inc.(NON)	3,773	354,851
Ecolab, Inc.	768	148,216
Expedia, Inc.	54,100	5,850,374
Extended Stay America, Inc. (Units)	68,900	1,023,854
Fiat Chrysler Automobiles NV (Italy)	155,898	2,307,245
Ford Motor Co.	11,190	104,067
Fox Corp. Class B	2,554	92,966
Geberit International AG (Switzerland)	3,075	1,725,914
Genting Bhd (Singapore)	1,128,500	772,583
HC Brillant Services GmbH (acquired various dates from 8/2/13 to 8/31/16, cost $1) (Private) (Germany)(F)(RES)(NON)	2	2
Hermes International (France)	3,677	2,747,736
Hilton Worldwide Holdings, Inc.	66,300	7,353,333
Home Depot, Inc. (The)	3,438	750,790
iHeartMedia, Inc. Class A(NON)	1,249	21,108
Industria de Diseno Textil SA (Inditex) (Spain)	69,528	2,452,772
Interpublic Group of Cos., Inc. (The)	88,000	2,032,800
Jardine Matheson Holdings, Ltd. (Hong Kong)	3,200	177,937
KAR Auction Services, Inc.(S)	79,100	1,723,589
Kering SA (France)	5,185	3,403,532
Kimberly-Clark Corp.	2,718	373,861
Liberty Media Corp.-Liberty SiriusXM Class A(NON)	15,200	734,768
Liberty Media Corp.-Liberty SiriusXM Class C(NON)	8,998	433,164
Lowe's Cos., Inc.	79,200	9,484,992
Macquarie Infrastructure Co., LLC	19,200	822,528
MGM Resorts International	142,000	4,724,340
New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(F)(RES)(NON)	1	1
New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(F)(RES)(NON)	1	1
News Corp. Class A	7,432	105,088
Nielsen Holdings PLC	87,000	1,766,100
Nintendo Co., Ltd. (Japan)	7,200	2,906,253
Norwegian Cruise Line Holdings, Ltd.(NON)	62,300	3,638,943
Omnicom Group, Inc.	77,300	6,262,846
PayPal Holdings, Inc.(NON)	223,700	24,197,629
Peugeot SA (France)	121,264	2,897,265
Porsche Automobil Holding SE (Preference) (Germany)	3,198	239,051
Publicis Groupe SA (France)	3,203	145,006
PulteGroup, Inc.	118,000	4,578,400
Ross Stores, Inc.	3,491	406,422
RTL Group SA (Belgium)	3,192	157,469
S&P Global, Inc.	39,000	10,648,950
Secom Co., Ltd. (Japan)	1,700	151,710
ServiceMaster Global Holdings, Inc.(NON)	45,700	1,766,762
Sinclair Broadcast Group, Inc. Class A	37,300	1,243,582
Sohgo Security Services Co., Ltd. (Japan)	7,600	411,595
Sony Corp. (Japan)	59,600	4,056,781
Subaru Corp. (Japan)	2,400	59,341
Target Corp.	56,000	7,179,760
Taylor Wimpey PLC (United Kingdom)	405,188	1,038,001
TJX Cos., Inc. (The)	12,084	737,849
Toyota Motor Corp. (Japan)	4,500	316,844
Verisk Analytics, Inc. Class A	18,700	2,792,658
Volkswagen AG (Preference) (Germany)	11,032	2,180,898
Volvo AB (Sweden)	56,407	944,899
Walmart, Inc.	105,500	12,537,620
Walt Disney Co. (The)	2,927	423,332
Wesfarmers, Ltd. (Australia)	9,988	290,989
Wolters Kluwer NV (Netherlands)	38,216	2,787,205

		228,404,117
Consumer staples (5.0%)
Altria Group, Inc.	2,273	113,445
Ashtead Group PLC (United Kingdom)	86,731	2,773,297
Associated British Foods PLC (United Kingdom)	57,696	1,985,498
British American Tobacco PLC (United Kingdom)	38,297	1,639,282
Carlsberg A/S Class B (Denmark)	17,061	2,545,122
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	47	364,957
Coca-Cola Co. (The)	410,631	22,728,426
Coca-Cola European Partners PLC (United Kingdom)	5,343	271,852
Coca-Cola HBC AG (Switzerland)	55,084	1,871,533
Essity AB Class B (Sweden)	71,290	2,297,087
Ferguson PLC (United Kingdom)	1,713	155,429
Global Fashion Group SA (Luxembourg)(NON)	97	252
Heineken Holding NV (Netherlands)	1,621	157,099
Hershey Co. (The)	42,124	6,191,386
ITOCHU Corp. (Japan)	132,100	3,059,223
Japan Tobacco, Inc. (Japan)	7,900	176,115
Koninklijke Ahold Delhaize NV (Netherlands)	22,362	559,236
Mondelez International, Inc. Class A	218,947	12,059,601
Monster Beverage Corp.(NON)	23,600	1,499,780
Nestle SA (Switzerland)	31,528	3,413,416
PepsiCo, Inc.	119,538	16,337,258
Procter & Gamble Co. (The)	203,484	25,415,152
Starbucks Corp.	164,197	14,436,200
Sundrug Co., Ltd. (Japan)	18,700	675,814
Swedish Match AB (Sweden)	2,628	135,463
Sysco Corp.	17,364	1,485,317
Tesco PLC (United Kingdom)	205,806	695,702
Unilever NV (Netherlands)	64,545	3,709,058
Unilever PLC (United Kingdom)	56,165	3,236,604
US Foods Holding Corp.(NON)	52,600	2,203,414
WH Group, Ltd. (Hong Kong)	2,397,500	2,484,159
Wilmar International, Ltd. (Singapore)	227,100	696,509
WM Morrison Supermarkets PLC (United Kingdom)	81,286	215,128
Woolworths Group, Ltd. (Australia)	109,709	2,791,502

		138,379,316
Electronics (1.5%)
Agilent Technologies, Inc.	75,800	6,466,498
Arrow Electronics, Inc.(NON)	12,900	1,093,146
Broadcom, Inc.	24,400	7,710,888
Brother Industries, Ltd. (Japan)	15,800	325,331
Garmin, Ltd.	26,200	2,556,072
Hoya Corp. (Japan)	33,800	3,227,229
Intel Corp.	4,037	241,614
Keysight Technologies, Inc.(NON)	42,200	4,330,986
Qorvo, Inc.(NON)	1,547	179,808
Qualcomm, Inc.	159,000	14,028,570
STMicroelectronics NV (France)	50,010	1,344,626
Texas Instruments, Inc.	5,872	753,319
Thales SA (France)	5,065	525,644

		42,783,731
Energy (2.3%)
Chevron Corp.	242,503	29,224,037
ConocoPhillips	210,600	13,695,318
Equinor ASA (Norway)	39,446	788,534
Exxon Mobil Corp.	6,787	473,597
HollyFrontier Corp.	43,000	2,180,530
Lundin Petroleum AB (Sweden)	24,888	845,778
MWO Holdings, LLC (Units)(F)	89	3,011
Nine Point Energy(F)	1,299	2,598
Occidental Petroleum Corp.	7,546	310,971
OMV AG (Austria)	20,944	1,176,524
Phillips 66	87,345	9,731,106
Plains GP Holdings LP Class A(NON)	25,530	483,794
Repsol SA (Spain)	3,474	54,282
Royal Dutch Shell PLC Class B (United Kingdom)	130,361	3,867,082
Santos, Ltd. (Australia)	341,250	1,964,052

		64,801,214
Financials (10.1%)
3i Group PLC (United Kingdom)	145,696	2,119,018
ABN AMRO Group NV GDR (Netherlands)	101,699	1,850,309
Aflac, Inc.	108,085	5,717,697
AGNC Investment Corp.(R)	186,200	3,292,016
AIB Group PLC (Ireland)	47,132	164,208
Allianz SE (Germany)	16,816	4,119,571
Allstate Corp. (The)	51,722	5,816,139
Ally Financial, Inc.	114,900	3,511,344
American Express Co.	3,955	492,358
American Financial Group, Inc.	11,200	1,228,080
Ameriprise Financial, Inc.	40,400	6,729,832
Amundi SA (France)	5,572	436,883
Apartment Investment & Management Co. Class A(R)	30,200	1,559,830
Aroundtown SA (Luxembourg)	17,601	157,628
Athene Holding, Ltd. Class A (Bermuda)(NON)	1,658	77,976
AvalonBay Communities, Inc.(R)	16,200	3,397,140
Aviva PLC (United Kingdom)	492,940	2,733,894
AXA SA (France)	16,232	457,189
Axis Capital Holdings, Ltd.	13,000	772,720
Banco Bilbao Vizcaya Argenta (Spain)	532,838	2,978,261
Bank Leumi Le-Israel BM (Israel)	277,894	2,023,067
Bank of Montreal (Canada)	5,179	401,382
Berkshire Hathaway, Inc. Class B(NON)	3,000	679,500
BNP Paribas SA (France)	60,828	3,604,631
BOC Hong Kong Holdings, Ltd. (Hong Kong)	252,500	879,294
Brixmor Property Group, Inc.(R)	112,800	2,437,608
Broadridge Financial Solutions, Inc.	6,801	840,196
Brookfield Property REIT, Inc. Class A(R)(S)	36,800	678,776
Camden Property Trust(R)	16,500	1,750,650
Canadian Imperial Bank of Commerce (Canada)	4,276	355,831
Capital One Financial Corp.	77,000	7,924,070
CBRE Group, Inc. Class A(NON)	54,200	3,321,918
Cheung Kong Property Holdings, Ltd. (Hong Kong)	385,500	2,793,851
Chimera Investment Corp.(R)	38,300	787,448
Citigroup, Inc.	363,700	29,055,993
CME Group, Inc.	4,425	888,186
CNP Assurances (France)	24,541	488,065
Credit Agricole SA (France)	147,119	2,132,927
Deutsche Boerse AG (Germany)	9,875	1,552,412
Deutsche Wohnen AG (Germany)	18,645	761,691
Direct Line Insurance Group PLC (United Kingdom)	77,955	322,685
Discover Financial Services	71,000	6,022,220
DNB ASA (Norway)	63,754	1,190,944
Duke Realty Corp.(R)	69,800	2,419,966
E*Trade Financial Corp.	107,700	4,886,349
Equity Lifestyle Properties, Inc.(R)	20,300	1,428,917
Federal Realty Investment Trust(R)	10,900	1,403,157
Gaming and Leisure Properties, Inc.(R)	32,200	1,386,210
Goldman Sachs Group, Inc. (The)	24,500	5,633,285
Goodman Group (Australia)(R)	103,685	974,658
Hartford Financial Services Group, Inc. (The)	82,000	4,983,140
Henderson Land Development Co., Ltd. (Hong Kong)	363,000	1,782,609
Hongkong Land Holdings, Ltd. (Hong Kong)	38,600	222,134
HSBC Holdings PLC (United Kingdom)	16,534	129,632
Intercontinental Exchange, Inc.	690	63,860
Invitation Homes, Inc.(R)	99,900	2,994,003
Israel Discount Bank, Ltd. Class A (Israel)	251,586	1,166,389
Japan Prime Realty Investment Corp. (Japan)(R)	110	483,120
Jones Lang LaSalle, Inc.	10,700	1,862,763
JPMorgan Chase & Co.	306,005	42,657,097
Klepierre (France)(R)	5,796	220,071
Legal & General Group PLC (United Kingdom)	793,180	3,183,458
Liberty Property Trust(R)	26,500	1,591,325
Lincoln National Corp.	58,900	3,475,689
Loews Corp.	4,699	246,651
MetLife, Inc.	214,600	10,938,162
MGIC Investment Corp.	133,400	1,890,278
Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	76,100	489,783
Mizuho Financial Group, Inc. (Japan)	227,400	349,733
Morgan Stanley	212,600	10,868,112
National Australia Bank, Ltd. (Australia)	8,620	149,362
National Bank of Canada (Canada)	9,238	512,784
Navient Corp.	47,100	644,328
New Residential Investment Corp.(R)	145,000	2,335,950
NN Group NV (Netherlands)	2,236	84,825
Nomura Real Estate Holdings, Inc. (Japan)	10,400	250,268
OneMain Holdings, Inc.	21,200	893,580
ORIX Corp. (Japan)	157,500	2,621,646
Outfront Media, Inc.(R)	39,700	1,064,754
Partners Group Holding AG (Switzerland)	3,177	2,913,070
Popular, Inc. (Puerto Rico)	21,600	1,269,000
Prudential Financial, Inc.	72,400	6,786,776
Reinsurance Group of America, Inc.	10,881	1,774,256
RenaissanceRe Holdings, Ltd.	1,447	283,641
Sampo Oyj Class A (Finland)	3,627	158,302
Sekisui House, Ltd. (Japan)	33,800	721,836
Singapore Exchange, Ltd. (Singapore)	170,700	1,126,035
Skandinaviska Enskilda Banken AB (Sweden)	205,907	1,936,324
STORE Capital Corp.(R)	59,200	2,204,608
Sumitomo Mitsui Financial Group, Inc. (Japan)	87,600	3,224,748
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	21,900	864,218
Sun Communities, Inc.(R)	11,500	1,726,150
Sun Hung Kai Properties, Ltd. (Hong Kong)	67,000	1,027,728
Swiss Life Holding AG (Switzerland)	1,162	583,281
Swiss Prime Site AG (Switzerland)	2,526	292,064
Synchrony Financial	184,400	6,640,244
TD Ameritrade Holding Corp.	2,488	123,654
Toronto-Dominion Bank (Canada)	8,476	475,382
Two Harbors Investment Corp.(R)	75,000	1,096,500
U.S. Bancorp	4,844	287,201
Unum Group	68,600	2,000,376
VEREIT, Inc.(R)	323,500	2,989,140
VICI Properties, Inc.(R)	112,300	2,869,265
Vonovia SE (Germany)	10,240	551,338
Vornado Realty Trust(R)	39,500	2,626,750
Weingarten Realty Investors(R)	29,100	909,084
Zurich Insurance Group AG (Switzerland)	1,187	487,040

		282,741,497
Health care (7.1%)
Abbott Laboratories	127,300	11,057,278
AbbVie, Inc.	72,229	6,395,156
Advanz Pharma Corp., Ltd. (Canada)(NON)	520	1,514
Alfresa Holdings Corp. (Japan)	30,800	628,834
Allergan PLC	28,400	5,429,228
AmerisourceBergen Corp.	33,200	2,822,664
Amgen, Inc.	64,899	15,645,202
Astellas Pharma, Inc. (Japan)	187,700	3,206,274
Biogen, Inc.(NON)	30,400	9,020,592
Bristol-Myers Squibb Co.	114,369	7,341,346
Cardinal Health, Inc.	16,200	819,396
Charles River Laboratories International, Inc.(NON)	9,100	1,390,116
Chemed Corp.	4,200	1,844,892
Cigna Corp.	446	91,203
Dentsply Sirona, Inc.	45,700	2,586,163
Edwards Lifesciences Corp.(NON)	31,000	7,231,990
Eli Lilly & Co.	1,904	250,243
Fresenius Medical Care AG & Co., KGaA (Germany)	1,933	143,018
Gilead Sciences, Inc.	81,436	5,291,711
GlaxoSmithKline PLC (United Kingdom)	66,934	1,577,275
H Lundbeck A/S (Denmark)	1,629	62,208
Hill-Rom Holdings, Inc.	16,200	1,839,186
Hologic, Inc.(NON)	59,900	3,127,379
Johnson & Johnson	130,088	18,975,937
Koninklijke Philips NV (Netherlands)	67,712	3,305,455
Laboratory Corp. of America Holdings(NON)	481	81,371
McKesson Corp.	51,119	7,070,780
Medtronic PLC	178,008	20,195,008
Merck & Co., Inc.	183,746	16,711,699
Mylan NV(NON)	33,400	671,340
Novartis AG (Switzerland)	61,726	5,861,355
Novo Nordisk A/S Class B (Denmark)	71,337	4,140,359
Ono Pharmaceutical Co., Ltd. (Japan)	3,000	68,508
Pfizer, Inc.	181,690	7,118,614
Quest Diagnostics, Inc.	3,869	413,171
Roche Holding AG (Switzerland)	21,479	6,968,801
Sanofi (France)	2,424	243,677
Sartorius Stedim Biotech (France)	4,592	760,780
Shionogi & Co., Ltd. (Japan)	46,000	2,842,027
Smith & Nephew PLC (United Kingdom)	29,578	717,955
Sonic Healthcare, Ltd. (Australia)	15,685	317,116
Suzuken Co., Ltd. (Japan)	17,300	703,995
Thermo Fisher Scientific, Inc.	10,000	3,248,700
UCB SA (Belgium)	5,976	475,262
UnitedHealth Group, Inc.	1,067	313,677
Zimmer Biomet Holdings, Inc.	38,500	5,762,680
Zoetis, Inc.	24,978	3,305,838

		198,076,973
Semiconductor (0.7%)
KLA Corp.	42,300	7,536,591
Lam Research Corp.	40,400	11,812,960
Maxim Integrated Products, Inc.	3,395	208,826
Tokyo Electron, Ltd. (Japan)	4,000	879,011

		20,437,388
Software (4.4%)
Adobe, Inc.(NON)	77,700	25,626,237
Amdocs, Ltd.	14,000	1,010,660
Cadence Design Systems, Inc.(NON)	72,831	5,051,558
F5 Networks, Inc.(NON)	28,335	3,956,983
Intuit, Inc.	53,334	13,969,775
Microsoft Corp.	231,019	36,431,697
Nexon Co., Ltd. (Japan)(NON)	109,800	1,452,320
NTT Data Corp. (Japan)	25,200	336,876
Oracle Corp.	436,800	23,141,664
Oracle Corp. (Japan)	2,700	245,470
Take-Two Interactive Software, Inc.(NON)	42,600	5,215,518
Veeva Systems, Inc. Class A(NON)	48,300	6,793,878

		123,232,636
Technology (—%)
CACI International, Inc. Class A(NON)	2,900	724,971

		724,971
Technology services (3.0%)
Accenture PLC Class A	5,271	1,109,914
Alphabet, Inc. Class A(NON)	34,464	46,160,737
Capgemini SE (France)	5,156	629,822
Cognizant Technology Solutions Corp. Class A	8,070	500,501
eBay, Inc.	240,400	8,680,844
Facebook, Inc. Class A(NON)	12,700	2,606,675
Fair Isaac Corp.(NON)	6,000	2,248,080
Fidelity National Information Services, Inc.	3,377	469,707
Fiserv, Inc.(NON)	2,267	262,133
FUJIFILM Holdings Corp. (Japan)	5,900	281,324
Genpact, Ltd.	39,100	1,648,847
IBM Corp.	69,023	9,251,843
Itochu Techno-Solutions Corp. (Japan)	32,300	911,878
Leidos Holdings, Inc.	52,407	5,130,121
NEC Corp. (Japan)	11,600	481,996
Nomura Research Institute, Ltd. (Japan)	59,300	1,275,884
Xerox Holdings Corp.	78,900	2,909,043
Yahoo Japan Corp. (Japan)	113,300	474,693

		85,034,042
Transportation (1.5%)
Aena SME SA (Spain)	11,938	2,283,141
Aurizon Holdings, Ltd. (Australia)	431,363	1,586,909
Copa Holdings SA Class A (Panama)	6,300	680,904
Delta Air Lines, Inc.	192,296	11,245,470
Deutsche Post AG (Germany)	79,371	3,027,926
Groupe Eurotunnel SA (France)	4,156	72,304
Japan Airlines Co., Ltd. (Japan)	37,500	1,170,204
Kyushu Railway Co. (Japan)	1,800	60,347
MTR Corp. (Hong Kong)	42,500	251,929
Norfolk Southern Corp.	1,483	287,895
Singapore Technologies Engineering, Ltd. (Singapore)	159,600	468,015
Union Pacific Corp.	63,000	11,389,770
United Airlines Holdings, Inc.(NON)	76,200	6,712,458
West Japan Railway Co. (Japan)	14,900	1,286,630
Yangzijiang Shipbuilding Holdings, Ltd. (China)	1,386,100	1,158,071

		41,681,973
Utilities and power (2.0%)
AES Corp.	208,300	4,145,170
American Electric Power Co., Inc.	6,967	658,451
Canadian Utilities, Ltd. Class A (Canada)	2,007	60,540
CenterPoint Energy, Inc.	142,600	3,888,702
CLP Holdings, Ltd. (Hong Kong)	74,500	784,460
Consolidated Edison, Inc.	13,431	1,215,103
DTE Energy Co.	3,225	418,831
E.ON SE (Germany)	119,245	1,273,903
Enel SpA (Italy)	439,576	3,487,008
Eni SpA (Italy)	98,435	1,528,800
Entergy Corp.	34,900	4,181,020
Evergy, Inc.	47,900	3,117,811
Exelon Corp.	218,422	9,957,859
IDACORP, Inc.	9,200	982,560
Kinder Morgan, Inc.	403,304	8,537,946
National Grid PLC (United Kingdom)	9,233	115,488
NRG Energy, Inc.	94,500	3,756,375
Pinnacle West Capital Corp.	34,092	3,065,894
Snam SpA (Italy)	188,681	991,761
Southern Co. (The)	16,200	1,031,940
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	13,140	13,140
Vistra Energy Corp.	171,800	3,949,682

		57,162,444

Total common stocks (cost $1,341,512,499)		$1,658,253,256

CORPORATE BONDS AND NOTES (16.3%)(a)
		Principal amount	Value
Basic materials (0.9%)
Allegheny Technologies, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		$25,000	$26,250
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		255,000	285,812
Alpha 2 BV 144A sr. unsec. notes 8.75%, 6/1/23 (Netherlands)(PIK)		205,000	209,100
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		240,000	292,543
Atotech Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)		200,000	205,500
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24		185,000	191,475
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		95,000	97,850
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25		205,000	206,025
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		350,000	369,250
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		300,000	312,000
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		470,000	488,800
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24		122,000	126,880
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27		180,000	197,325
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24		120,000	123,612
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		425,000	419,688
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)		669,000	691,833
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)		265,000	280,313
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		305,000	313,543
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		255,000	265,838
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		1,180,000	1,284,252
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		80,000	70,800
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25		155,000	156,163
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		360,000	382,500
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		95,000	95,000
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)		250,000	263,750
CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21		67,000	67,168
Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24		965,000	1,013,496
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		260,000	267,150
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		115,000	119,025
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		545,000	572,250
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24		943,000	999,769
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25		680,000	708,086
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27		290,000	313,200
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)		220,000	232,210
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26		320,000	324,800
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		725,000	792,923
International Paper Co. sr. unsec. unsub. notes 3.00%, 2/15/27		515,000	531,079
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		100,000	105,500
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25		130,000	133,900
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		195,000	201,581
Mercer International, Inc. sr. unsec. notes 7.375%, 1/15/25 (Canada)		55,000	59,205
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		165,000	171,188
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		120,000	122,100
New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)		75,000	75,000
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		430,000	457,565
Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24		175,000	183,531
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		150,000	176,927
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		727,000	760,679
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		696,000	766,915
Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23		300,000	322,902
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		285,000	299,963
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26		155,000	156,163
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		570,000	603,140
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22		122,000	124,136
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		210,000	258,038
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes 8.00%, 10/1/26 (Netherlands)		150,000	158,250
Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26		85,000	90,400
Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25		35,000	35,968
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		165,000	169,968
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23		13,000	13,253
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 5.182%, 4/24/28 (Switzerland)		255,000	274,849
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 4.892%, 4/24/25 (Switzerland)		255,000	272,980
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)		90,000	91,626
TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25		295,000	266,730
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		275,000	287,375
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		210,000	213,931
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		275,000	287,031
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27		415,000	433,169
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		690,000	951,940
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		245,000	337,985
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		405,000	560,066
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		210,000	232,050
Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23		76,000	79,895

			23,033,157
Capital goods (0.8%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		350,000	363,125
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		170,000	180,200
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		235,000	236,699
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Luxembourg)(PIK)		400,000	413,580
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		245,000	251,125
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 8/15/27 (Ireland)		245,000	257,867
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)		95,000	98,036
Berry Global Escrow Corp. 144A notes 5.625%, 7/15/27		115,000	123,338
Berry Global, Inc. company guaranty notes 5.50%, 5/15/22		57,000	57,641
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23		220,000	225,775
Berry Global, Inc. 144A notes 4.50%, 2/15/26		65,000	66,768
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		95,000	104,144
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		435,000	447,506
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		260,000	273,000
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29		90,000	96,534
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27		160,000	168,400
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26		130,000	137,313
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		150,000	178,125
Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22		510,000	519,595
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22		245,000	247,663
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		235,000	247,074
GFL Environmental, Inc. 144A sr. unsec. notes 8.50%, 5/1/27 (Canada)		240,000	264,000
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		360,000	380,700
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47		315,000	358,400
Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)		665,000	703,238
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		515,000	544,917
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47		840,000	908,614
L3Harris Technologies, Inc. 144A sr. unsec. sub. notes 4.40%, 6/15/28		505,000	563,028
L3Harris Technologies, Inc. 144A sr. unsec. sub. notes 3.85%, 12/15/26		894,000	959,381
Moog, Inc. 144A company guaranty sr. unsec. notes 4.25%, 12/15/27		95,000	96,672
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28		1,165,000	1,215,875
Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25		340,000	350,625
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		900,000	960,233
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		115,000	123,913
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		225,000	239,063
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		315,000	320,687
Raytheon Co. sr. unsec. notes 4.875%, 10/15/40		135,000	169,148
Raytheon Co. sr. unsec. unsub. notes 2.50%, 12/15/22		1,245,000	1,270,322
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		405,000	418,163
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		535,000	555,063
Staples, Inc. 144A sr. unsec. notes 10.75%, 4/15/27		320,000	324,800
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		450,000	491,625
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		200,000	209,000
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		30,000	29,700
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25		35,000	36,400
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		235,000	249,243
TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24		127,000	130,981
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		470,000	508,827
TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		365,000	369,099
Trivium Packaging Finance BV 144A company guaranty sr. notes 5.50%, 8/15/26 (Netherlands)		200,000	210,750
United Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		1,015,000	1,141,970
United Technologies Corp. sr. unsec. unsub. notes 1.90%, 5/4/20		2,360,000	2,358,851
Vertiv Group Corp. 144A sr. unsec. notes 9.25%, 10/15/24		130,000	139,750
Vertiv Intermediate Holding Corp. 144A sr. unsec. notes 12.00%, 2/15/22(PIK)		170,000	176,375
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		585,000	619,840
Waste Management, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 6/30/20		335,000	339,286
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		270,000	281,475
ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.50%, 4/29/22		156,000	160,828

			22,874,350
Communication services (1.6%)
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		200,000	205,250
Altice Luxembourg SA 144A sr. unsec. notes 10.50%, 5/15/27 (Luxembourg)		255,000	290,713
American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)		1,620,000	1,658,299
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		990,000	988,921
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30		400,000	444,476
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		2,535,000	2,758,457
AT&T, Inc. sr. unsec. sub. notes 3.80%, 2/15/27		2,195,000	2,339,942
AT&T, Inc. sr. unsec. sub. notes 2.95%, 7/15/26		594,000	605,574
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		1,125,000	1,273,210
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		335,000	353,006
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		930,000	995,100
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		455,000	480,034
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		1,434,000	1,777,767
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50		730,000	769,788
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		480,000	528,565
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47		158,000	177,261
Comcast Corp. company guaranty sr. unsec. unsub. bonds 4.049%, 11/1/52		334,000	374,203
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		138,000	153,034
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47		1,144,000	1,260,378
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27		540,000	539,554
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35		110,000	155,131
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25		945,000	997,215
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26		405,000	424,602
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50		784,000	803,748
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		195,000	195,220
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		435,000	453,888
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)		530,000	564,975
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)		697,000	737,646
Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)		135,000	142,802
Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)		670,000	708,634
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		470,000	506,425
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		338,000	362,506
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30		200,000	213,500
CSC Holdings, LLC 144A sr. unsec. notes 7.75%, 7/15/25		200,000	213,242
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28		415,000	468,950
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)		435,000	640,843
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		715,000	730,641
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)		1,070,000	1,162,053
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		65,000	65,242
Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26(R)		75,000	79,595
Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22		415,000	202,313
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		165,000	167,063
Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)		10,000	10,263
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)		495,000	457,875
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.625%, 2/1/23		135,000	135,405
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		115,000	117,737
NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 4.375%, 4/1/21		1,420,000	1,464,536
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		53,000	57,571
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)		510,000	559,940
SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)		230,000	246,937
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		352,000	379,280
Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20		67,000	68,508
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		318,000	350,859
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		465,000	491,738
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21		459,376	463,464
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		570,000	588,998
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23		50,000	50,900
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		25,000	26,625
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		75,000	76,781
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		245,000	256,713
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		95,000	97,375
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28		400,000	530,714
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		1,835,000	2,101,143
Verizon Communications, Inc. sr. unsec. unsub. bonds 5.25%, 3/16/37		720,000	904,269
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34		815,000	944,794
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		4,212,000	4,780,489
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		340,000	358,700
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		765,000	818,550
Vodafone Group PLC sr. unsec. unsub. notes 4.375%, 5/30/28 (United Kingdom)		695,000	770,587
Ziggo BV 144A company guaranty sr. notes 5.50%, 1/15/27 (Netherlands)		150,000	159,375

			45,239,892
Conglomerates (0.1%)
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. notes 2.20%, 3/16/20 (Netherlands)		4,075,000	4,074,413

			4,074,413
Consumer cyclicals (1.9%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		540,000	553,680
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27		1,555,000	1,647,961
Amazon.com, Inc. sr. unsec. notes 2.50%, 11/29/22		1,122,000	1,144,328
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27		110,000	100,375
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26		225,000	202,781
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25		95,000	87,875
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		65,000	69,063
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		120,000	121,800
Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20		908,000	910,238
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28		536,000	586,803
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21		225,000	230,127
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21		1,132,000	1,133,565
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		105,000	112,613
Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26		75,000	80,695
Boyd Gaming Corp. 144A company guaranty sr. unsec. notes 4.75%, 12/1/27		120,000	124,650
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)		110,000	116,050
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)		184,000	186,990
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		330,000	351,450
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		99,000	100,089
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		53,000	53,861
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		160,000	166,608
Clear Channel Worldwide Holdings, Inc. 144A company guaranty sr. unsec. notes 9.25%, 2/15/24		136,000	150,620
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		370,000	322,825
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		360,000	372,600
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26		300,000	303,466
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27		485,000	471,663
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23		510,000	526,779
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26		1,680,000	1,726,161
eG Global Finance PLC 144A company guaranty sr. notes 6.75%, 2/7/25 (United Kingdom)		250,000	253,750
Eldorado Resorts, Inc. company guaranty sr. unsec. notes 6.00%, 9/15/26		40,000	44,050
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		70,000	72,800
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		270,000	288,900
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		275,000	289,438
Fox Corp. 144A company guaranty sr. unsec. notes 4.03%, 1/25/24		450,000	479,546
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		140,000	145,775
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		1,559,000	1,634,752
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25		288,000	307,856
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25		170,000	178,709
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		410,000	455,613
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		287,000	306,373
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		150,000	158,187
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		1,565,000	1,662,813
Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22		795,000	811,149
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		355,000	370,088
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		893,000	988,894
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		132,066	143,292
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		467,807	516,927
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		370,000	411,625
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		2,416,000	2,627,400
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		55,000	57,888
Installed Building Products, Inc. 144A company guaranty sr. unsec. notes 5.75%, 2/1/28		50,000	53,438
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		2,404,000	2,706,418
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		105,000	109,200
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		350,000	360,500
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22		495,000	522,473
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21		30,000	30,600
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		135,000	138,038
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		155,000	159,573
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		55,000	61,325
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		205,000	206,025
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24		225,000	235,130
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		145,000	150,075
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/15/27		70,000	72,450
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		190,000	202,350
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		90,000	95,063
Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)		85,000	90,950
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)		355,000	369,200
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27		210,000	221,288
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		335,000	348,300
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		480,000	489,000
NCI Building Systems, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26		315,000	328,781
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		200,000	208,500
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27		325,000	342,485
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		355,000	365,650
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		405,000	406,519
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		1,225,000	1,290,750
Outfront Media Capital, LLC/ Outfront Media Capital Corp. 144A sr. unsec. bonds 4.625%, 3/15/30		70,000	71,225
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		87,000	89,175
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		170,000	179,657
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		127,000	128,746
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		135,000	141,413
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		110,000	113,163
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		328,000	421,480
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		400,000	447,001
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24		195,000	204,360
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 9.375%, 4/1/27		65,000	67,825
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		325,000	354,656
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		105,000	105,081
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26		490,000	543,456
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 2.95%, 1/22/27		800,000	826,382
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		165,000	169,043
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		375,000	406,875
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/15/26		330,000	363,825
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28		110,000	117,975
Scotts Miracle-Gro, Co. (The) 144A sr. unsec. notes 4.50%, 10/15/29		345,000	352,659
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30		235,000	240,288
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29		105,000	113,530
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		1,470,000	1,550,850
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		240,000	255,900
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24		300,000	310,875
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24		70,000	72,275
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		115,000	118,738
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		310,000	318,525
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		1,245,000	1,297,913
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		20,000	20,500
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		205,000	205,000
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27		250,000	264,375
Total System Services, Inc. sr. unsec. unsub. notes 4.00%, 6/1/23		1,120,000	1,178,439
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23		40,000	40,600
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		225,000	244,688
TWDC Enterprises 18 Corp. sr. unsec. notes 2.75%, 8/16/21		165,000	167,336
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		260,000	257,075
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29		1,480,000	1,612,979
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27		376,000	376,443
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45		463,000	513,366
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26		152,000	162,868
ViacomCBS, Inc. sr. unsec. unsub. notes 4.50%, 3/1/21		430,000	441,579
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45		1,425,000	2,410,329
Walt Disney Co. (The) company guaranty sr. unsec. notes 7.75%, 1/20/24		350,000	423,632
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		173,000	173,216
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		325,000	303,063
WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23		185,000	189,163
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26		70,000	73,675
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		155,000	157,325
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		190,000	200,450
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		480,000	510,000
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		295,000	316,388

			53,351,002
Consumer staples (0.6%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		295,000	306,063
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		170,000	170,425
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		210,000	211,050
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		310,000	309,628
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertson's, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		200,000	224,500
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26		1,043,000	1,112,425
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49		525,000	682,141
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29		629,000	729,118
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.15%, 1/23/25		156,000	170,020
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2.50%, 7/15/22		132,000	134,360
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		280,000	294,000
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		130,000	136,500
Ashtead Capital, Inc. 144A bonds 4.25%, 11/1/29		455,000	464,669
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		1,200,000	1,243,501
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		395,000	404,875
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		31,119	34,741
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27		20,000	22,351
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6.375%, 7/15/26		80,000	85,200
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		550,000	606,671
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		509,000	720,042
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		462,000	586,263
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		185,000	92,500
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27		115,000	121,038
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		315,000	336,853
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		400,000	414,000
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		310,000	321,238
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28		875,000	982,576
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25		773,000	844,251
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.057%, 5/25/23		539,000	568,484
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		190,000	200,450
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		190,000	196,888
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		140,000	147,350
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		1,285,000	1,362,100
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		60,000	63,675
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		590,000	615,075
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		205,000	212,934
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29		115,000	130,956
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		390,000	432,338
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		125,000	133,123
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		70,000	71,094
Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26		215,000	224,192
Party City Holdings, Inc. 144A company guaranty sr. unsec. notes 6.125%, 8/15/23		130,000	113,750
Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.125%, 1/15/28		45,000	47,138
Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23		365,000	335,800
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		115,000	120,463

			16,736,809
Energy (1.4%)
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)		60,000	63,750
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A sr. unsec. notes 5.75%, 1/15/28		50,000	43,500
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		230,000	219,003
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22		265,000	236,513
Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22		103,000	104,955
Apergy Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		250,000	263,750
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		208,000	206,883
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 7.00%, 11/1/26		85,000	67,788
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)		110,000	100,100
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26		695,000	726,267
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28		77,000	85,110
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)		875,000	920,758
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315%, 2/13/20 (United Kingdom)		582,000	582,156
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		95,000	40,850
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		190,000	242,024
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		225,000	253,004
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		1,286,000	1,421,261
Chevron Corp. sr. unsec. unsub. notes 2.10%, 5/16/21		622,000	625,928
Comstock Escrow Corp. company guaranty sr. unsec. sub. notes 9.75%, 8/15/26		100,000	90,750
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27		1,239,000	1,303,232
Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22		28,000	28,201
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		375,000	322,500
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		270,000	283,500
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21		382,000	369,585
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26		390,000	394,754
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		200,000	209,985
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		410,000	430,500
Energy Transfer Partners LP company guaranty sr. unsec. notes 5.875%, 1/15/24		1,484,000	1,642,996
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		1,495,000	1,412,775
Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45		185,000	214,549
Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22		480,000	503,157
EOG Resources, Inc. sr. unsec. unsub. notes 4.15%, 1/15/26		105,000	115,422
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23		915,000	932,040
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)		235,000	299,696
Equinor ASA company guaranty sr. unsec. unsub. notes 2.90%, 11/8/20 (Norway)		850,000	857,085
Exxon Mobil Corp. sr. unsec. unsub. notes 2.222%, 3/1/21		3,130,000	3,148,476
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		420,000	437,172
Hess Midstream Operations LP 144A sr. unsec. notes 5.125%, 6/15/28		120,000	121,500
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24		440,000	459,250
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		145,000	136,300
Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563%, 4/24/23 (Russia)		200,000	212,250
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41		170,000	220,807
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		40,000	40,250
MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)		95,000	95,238
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		145,000	150,815
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		350,000	315,000
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/23		35,000	33,600
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22		185,000	196,563
Nine Energy Service, Inc. 144A sr. unsec. notes 8.75%, 11/1/23		110,000	89,100
Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		105,000	54,548
Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26		140,000	101,500
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		112,000	107,800
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26		65,000	54,438
Occidental Petroleum Corp. sr. unsec. unsub. bonds 4.40%, 4/15/46		1,095,000	1,109,268
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		200,000	210,795
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		1,061,000	1,294,420
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		2,177,000	2,443,683
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		826,000	883,820
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		136,000	155,210
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		70,000	76,213
Petrobras Global Finance BV 144A company guaranty sr. unsec. bonds 5.093%, 1/15/30 (Brazil)		244,000	261,448
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		3,000	233
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)		575,000	44,563
Petroleos Mexicanos 144A company guaranty sr. unsec. bonds 7.69%, 1/23/50 (Mexico)		335,000	365,599
Petroleos Mexicanos 144A company guaranty sr. unsec. bonds 6.84%, 1/23/30 (Mexico)		1,635,000	1,743,466
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		330,000	313,500
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23		57,000	60,395
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28		525,000	556,525
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24		155,000	172,933
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		470,000	517,371
SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21		175,000	149,258
Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)		65,000	7
Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/20(F)		130,000	13
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)		1,240,000	1,286,747
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.125%, 5/11/20 (Netherlands)		1,590,000	1,590,003
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		50,000	49,143
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		135,000	128,588
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		235,000	230,300
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		124,000	125,240
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		425,000	440,062
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		240,000	235,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		620,000	632,400
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29		70,000	77,700
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/15/27		110,000	120,450
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A sr. unsec. bonds 5.50%, 3/1/30		70,000	71,925
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.75%, 6/19/21 (France)		574,000	581,748
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)		640,000	657,254
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		151,300	155,461
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		125,000	132,500
Transocean Sentry, Ltd. 144A company guaranty sr. notes 5.375%, 5/15/23 (Cayman Islands)		195,000	198,413
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 7.50%, 4/15/31		190,000	147,250
Transocean, Inc. 144A company guaranty sr. unsec. notes 9.00%, 7/15/23		9,000	9,506
Valaris PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)		110,000	62,145
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		70,000	72,800
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		155,000	178,250
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		160,000	170,800
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27		205,000	216,275

			39,517,814
Financials (5.0%)
ABN AMRO Bank NV 144A sr. unsec. notes 2.45%, 6/4/20 (Netherlands)		830,000	831,436
AIG Global Funding 144A sr. notes 2.15%, 7/2/20		660,000	660,634
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		750,000	827,169
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29		1,920,000	1,910,032
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		150,000	160,643
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		337,000	467,790
Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 3/15/20		70,000	70,613
Ally Financial, Inc. sr. unsec. notes 3.875%, 5/21/24		158,000	165,505
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		810,000	906,187
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		414,000	558,900
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 2.875%, 1/25/22 (United Kingdom)		1,735,000	1,762,552
Australia & New Zealand Banking Group, Ltd. sr. unsec. notes Ser. MTN, 2.125%, 8/19/20 (Australia)		1,319,000	1,321,172
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)		200,000	228,250
AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)		370,000	447,164
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		600,000	655,218
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		600,000	667,349
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		478,000	529,983
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		60,000	68,100
Bank of America Corp. sr. unsec. notes Ser. MTN, 3.499%, 5/17/22		1,196,000	1,220,029
Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27		2,720,000	2,835,485
Bank of America Corp. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.76%), 2.654%, 9/15/26		125,000	122,402
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		1,722,000	2,322,985
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)		1,163,000	1,181,995
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)		125,000	130,369
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)		935,000	936,509
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%, 3/7/22 (Canada)		210,000	213,464
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35%, 10/21/20 (Canada)		1,070,000	1,073,131
Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. notes 2.20%, 7/20/20 (France)		1,250,000	1,251,103
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		190,000	217,797
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.25%, 1/15/21		1,454,000	1,490,697
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21		330,000	340,339
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)		310,000	340,018
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		1,290,000	1,390,126
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)		390,000	421,724
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22		531,000	574,454
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25		215,000	232,089
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25		240,000	270,113
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26		370,000	412,539
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		63,000	67,883
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		1,894,000	2,083,400
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		68,000	72,080
Citibank NA sr. unsec. notes Ser. BKNT, 3.05%, 5/1/20		640,000	641,926
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		3,219,000	3,420,866
Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20		1,205,000	1,211,577
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		721,000	777,030
Citigroup, Inc. sr. unsec. unsub. notes 2.90%, 12/8/21		588,000	597,663
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		445,000	532,278
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		520,000	572,926
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26		400,000	440,460
Citizens Bank NA/Providence RI sr. unsec. notes 2.25%, 3/2/20		1,450,000	1,450,111
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		210,000	234,413
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		240,000	265,800
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)		1,285,000	1,338,783
Commonwealth Bank of Australia 144A sr. unsec. notes 2.25%, 3/10/20 (Australia)		1,530,000	1,530,815
Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)		1,690,000	1,693,185
Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23		70,000	71,838
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6.625%, 3/15/26		110,000	118,938
Credit Acceptance Corp. 144A sr. unsec. notes 5.125%, 12/31/24		115,000	119,423
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)		560,000	590,101
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		631,000	684,951
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		342,000	364,426
Danske Bank A/S 144A sr. unsec. notes 2.70%, 3/2/22 (Denmark)		1,620,000	1,632,270
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)		1,140,000	1,262,486
DNB Bank ASA 144A sr. unsec. notes 2.15%, 12/2/22 (Norway)		1,635,000	1,642,902
DNB Bank ASA 144A sr. unsec. notes 2.125%, 10/2/20 (Norway)		550,000	550,660
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		125,000	168,125
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		205,000	211,919
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		2,055,000	2,239,217
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24		245,000	259,380
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity		151,000	155,341
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23		445,000	483,407
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		195,000	191,160
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		185,000	181,766
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		195,000	212,690
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		125,000	138,175
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		235,000	239,308
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		1,840,000	2,028,746
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27		2,755,000	2,932,829
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20		2,580,000	2,585,409
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37		164,000	228,792
HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24		290,000	306,236
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		255,000	269,663
Huntington Bancshares, Inc. unsec. notes 4.35%, 2/4/23		745,000	785,657
Huntington National Bank (The) sr. unsec. notes 2.375%, 3/10/20		785,000	785,314
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		150,000	155,625
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		215,000	228,975
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 5.25%, 5/15/27		140,000	143,168
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 9/15/24		140,000	143,850
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)		465,000	515,767
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22		110,000	119,880
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		320,000	331,600
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		325,000	328,562
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)		100,000	102,625
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity		278,000	303,382
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity		1,305,000	1,314,918
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48		3,028,000	3,431,066
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27		3,080,000	3,254,120
JPMorgan Chase Bank NA sr. unsec. FRN Ser. BKNT, 3.086%, 4/26/21		3,545,000	3,558,315
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44		340,000	402,702
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)		445,000	484,071
Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)		470,000	502,695
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		340,000	355,725
Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%, 7/29/20 (Australia)		595,000	598,033
Manufacturers & Traders Trust Co. sr. unsec. notes Ser. BKNT, 2.05%, 8/17/20		1,155,000	1,155,417
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49		425,000	539,761
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29		467,000	532,446
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		300,000	400,500
Metropolitan Life Global Funding I 144A notes 2.40%, 6/17/22		1,050,000	1,061,008
Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23		130,000	133,764
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)		90,000	93,825
Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 3.535%, 7/26/21 (Japan)		1,756,000	1,795,341
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)		575,000	617,664
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47		965,000	1,157,306
Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27		3,065,000	3,263,655
Morgan Stanley sr. unsec. unsub. notes 2.75%, 5/19/22		547,000	557,102
Morgan Stanley sr. unsec. unsub. notes 2.65%, 1/27/20		1,050,000	1,050,344
National Australia Bank, Ltd./New York, NY sr. unsec. notes 2.80%, 1/10/22 (Australia)		450,000	457,486
National Australia Bank, Ltd./New York, NY sr. unsec. notes Ser. MTN, 2.125%, 5/22/20 (Australia)		1,565,000	1,566,160
National Australia Bank, Ltd./New York, NY sr. unsec. notes 2.50%, 1/12/21 (Australia)		810,000	813,566
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 9.125%, 7/15/26		65,000	71,988
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 8.125%, 7/15/23		200,000	211,250
Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		224,000	224,560
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45		405,000	417,810
Nordea Bank ABP 144A sr. unsec. notes 2.50%, 9/17/20 (Finland)		1,300,000	1,305,889
Nordea Bank ABP 144A sr. unsec. unsub. notes 2.25%, 5/27/21 (Finland)		815,000	817,906
PNC Bank NA sr. unsec. FRN 2.028%, 12/9/22		1,295,000	1,296,779
PNC Bank NA unsec. sub. notes Ser. BKNT, 2.70%, 11/1/22		250,000	254,802
Protective Life Global Funding 144A notes 2.262%, 4/8/20		665,000	665,451
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		285,000	279,300
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43		117,000	125,775
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44		360,000	382,950
Regions Financial Corp. sr. unsec. unsub. notes 2.75%, 8/14/22		800,000	813,939
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 2.125%, 3/2/20 (Canada)		1,575,000	1,575,577
Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.80%, 4/29/22 (Canada)		39,000	39,747
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)		615,000	682,230
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		202,000	206,420
Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)		565,000	637,394
Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)		635,000	679,939
Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)		685,000	742,231
Service Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)		448,000	439,816
Skandinaviska Enskilda Banken AB sr. unsec. notes 2.30%, 3/11/20 (Sweden)		5,355,000	5,359,825
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		105,000	121,401
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		120,000	135,456
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		170,000	193,375
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		245,000	255,731
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		255,000	269,025
Svenska Handelsbanken AB company guaranty sr. unsec. notes 1.95%, 9/8/20 (Sweden)		1,370,000	1,369,252
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42		385,000	444,899
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		115,000	125,350
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		220,000	199,100
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.90%, 12/1/22 (Canada)		2,160,000	2,161,147
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		1,051,000	1,099,236
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29		540,000	540,037
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 12/31/99		495,000	511,088
U.S. Bancorp sr. unsec. unsub. notes Ser. V, 2.625%, 1/24/22		610,000	619,675
U.S. Bank NA sr. unsec. notes Ser. BKNT, 3.15%, 4/26/21		2,085,000	2,115,827
UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20 (United Kingdom)		1,500,000	1,501,868
UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. notes 3.491%, 5/23/23 (Switzerland)		2,720,000	2,796,114
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)		595,000	645,312
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		581,000	643,949
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		235,000	240,217
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		700,000	758,309
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity		455,000	509,600
Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20		2,145,000	2,153,196
Westpac Banking Corp. sr. unsec. unsub. notes 2.15%, 3/6/20 (Australia)		3,115,000	3,115,808
Westpac Banking Corp. sr. unsec. unsub. notes 2.00%, 8/19/21 (Australia)		550,000	550,086
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)		245,000	268,939
Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21		1,185,000	1,235,160

			140,869,549
Health care (1.5%)
AbbVie, Inc. sr. unsec. notes 2.50%, 5/14/20		945,000	946,420
AbbVie, Inc. 144A sr. unsec. notes 3.20%, 11/21/29		3,790,000	3,855,774
Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23		85,000	74,375
Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)		236,000	241,420
Allergan Funding SCS company guaranty sr. unsec. unsub. notes 3.80%, 3/15/25 (Luxembourg)		640,000	672,581
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		552,000	650,385
Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20		730,000	737,742
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26		794,000	804,425
ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25		260,000	172,900
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		265,000	302,100
Bausch Health Cos., Inc. company guaranty sr. unsec. notes Ser. REGS, 4.50%, 5/15/23	EUR	235,000	266,905
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		$155,000	161,975
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. bonds 5.25%, 1/30/30		95,000	98,515
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		215,000	245,638
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28		105,000	115,899
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		310,000	320,301
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/30/28		95,000	97,507
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		265,000	275,600
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22		90,000	92,025
Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27		787,000	837,526
Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22		975,000	1,014,814
Bristol-Myers Squibb Co. 144A sr. unsec. bonds 3.40%, 7/26/29		412,000	440,932
Bristol-Myers Squibb Co. 144A sr. unsec. notes 2.90%, 7/26/24		1,748,000	1,804,981
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		155,000	158,100
Centene Corp. 144A sr. unsec. bonds 4.625%, 12/15/29		515,000	541,445
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		105,000	111,431
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		925,000	938,875
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		115,000	118,450
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24		195,000	159,900
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23		1,463,000	1,534,388
Cigna Corp. 144A company guaranty sr. unsec. unsub. notes 4.50%, 3/15/21		490,000	500,858
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		2,299,000	2,613,662
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23		610,000	635,825
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		296,283	314,017
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		355,000	363,600
Eagle Holding Co II, LLC 144A unsec. notes 7.75%, 5/15/22(PIK)		65,000	66,000
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/1/25 (Ireland)		285,000	192,198
Envision Healthcare Corp. 144A company guaranty sr. unsec. notes 8.75%, 10/15/26		160,000	99,200
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		210,000	235,270
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		720,000	763,977
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47		315,000	362,092
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24		235,000	256,894
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		255,000	284,006
HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22		34,000	37,570
Hologic, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/15/25		120,000	123,900
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23		155,000	159,989
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)		44,000	34,760
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24		330,000	343,300
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		865,000	956,928
Merck & Co., Inc. sr. unsec. unsub. notes 1.85%, 2/10/20		97,000	96,976
Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22		125,000	132,873
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		50,000	51,375
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		1,430,000	1,660,923
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26		670,000	704,230
Pfizer, Inc. sr. unsec. unsub. notes 1.95%, 6/3/21		478,000	480,221
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		1,210,000	1,413,047
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		320,000	340,000
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		310,000	323,176
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		345,000	355,350
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)		830,000	854,966
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)		675,000	687,836
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		140,000	143,325
Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22		395,000	436,969
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		110,000	118,388
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		475,000	501,719
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		645,000	675,573
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		295,000	299,487
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		485,000	490,820
UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.70%, 2/15/21		640,000	655,164
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		550,000	599,803
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28		1,625,000	1,793,176
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.375%, 11/15/21		682,000	698,638
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.875%, 3/15/22		364,000	371,107
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23		545,000	555,399
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25		125,000	130,000
WellCare Health Plans, Inc. 144A sr. unsec. notes 5.375%, 8/15/26		85,000	90,525
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28		730,000	792,151

			41,590,592
Technology (1.5%)
Alphabet, Inc. sr. unsec. notes 3.625%, 5/19/21		2,056,000	2,110,075
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26		670,000	666,671
Analog Devices, Inc. sr. unsec. unsub. notes 2.85%, 3/12/20		1,125,000	1,126,528
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47		1,680,000	2,011,579
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24		335,000	356,146
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24		565,000	584,458
Apple, Inc. sr. unsec. notes 2.85%, 5/6/21		614,000	623,472
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		493,000	598,659
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		600,000	671,381
Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20		792,000	792,576
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26		395,000	399,938
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		967,000	1,004,479
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		1,550,000	1,559,745
Cisco Systems, Inc. sr. unsec. unsub. bonds 5.90%, 2/15/39		440,000	616,648
Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26		660,000	672,918
Cisco Systems, Inc. sr. unsec. unsub. notes 2.20%, 2/28/21		854,000	858,999
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		105,000	111,694
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		65,000	67,763
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		1,764,000	2,030,717
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		250,000	263,750
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46		222,000	305,902
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26		110,000	121,413
Fidelity National Information Services, Inc. sr. unsec. notes 3.75%, 5/21/29		1,250,000	1,370,315
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26		148,000	153,150
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28		457,000	512,265
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29		455,000	478,241
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28		1,115,000	1,236,810
Google, LLC sr. unsec. notes 3.375%, 2/25/24		720,000	765,899
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22		850,000	850,504
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24		76,000	74,290
Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22		250,000	253,750
Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)		384,000	495,399
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23		1,415,000	1,494,876
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26		2,165,000	2,190,644
Microsoft Corp. sr. unsec. unsub. notes 5.30%, 2/8/41		85,000	115,565
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46		1,818,000	2,055,710
Microsoft Corp. sr. unsec. unsub. notes 2.40%, 2/6/22		472,000	478,672
Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21		2,030,000	2,027,314
Oracle Corp. sr. unsec. notes 2.50%, 5/15/22		210,000	212,757
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47		1,705,000	1,907,502
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40		215,000	279,466
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26		1,255,000	1,283,846
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22		485,000	493,243
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		585,000	571,838
Qorvo, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 7/15/26		175,000	186,375
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28		2,315,000	2,539,743
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24		125,000	132,633
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27		155,000	165,463
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		590,000	609,175
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		370,000	382,488
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27		270,000	282,642
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		1,465,000	1,527,263

			42,683,349
Transportation (0.1%)
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44		480,000	523,894
FedEx Corp. company guaranty sr. unsec. unsub. notes 2.625%, 8/1/22		77,000	78,144
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		254,000	259,326
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24		450,000	473,378
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		345,000	350,175

			1,684,917
Utilities and power (0.9%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.50%, 4/15/25		830,000	856,975
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27		105,000	112,088
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.875%, 5/15/23		38,000	38,665
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.50%, 3/15/23		105,000	107,625
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		1,130,000	1,257,658
American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44		870,000	1,091,957
Berkshire Hathaway Energy Co. sr. unsec. bonds 3.80%, 7/15/48		735,000	791,092
Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36		152,000	208,803
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		145,000	150,981
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		350,000	353,105
Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24		24,000	24,510
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		50,000	57,834
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36		133,000	176,557
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		275,000	306,895
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49		835,000	923,278
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		980,000	1,009,976
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		860,000	934,685
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32		65,000	89,941
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)		815,000	898,684
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		830,000	914,428
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48		1,525,000	1,638,441
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27		6,000	6,418
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47		9,000	10,707
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44		1,190,000	1,501,415
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24		245,000	253,462
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44		123,000	141,728
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21		599,000	607,237
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23		300,000	309,028
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23		1,374,000	1,405,208
Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32		107,000	147,499
MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29		400,000	527,415
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		175,000	191,188
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		50,000	54,250
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		95,000	103,075
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		1,243,000	1,302,165
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		815,000	842,751
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		240,000	259,500
NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)		450,000	454,577
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42		175,000	229,033
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45		760,000	826,404
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22		370,000	385,788
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23		20,000	20,650
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40		160,000	209,646
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20(F)		64,000	96
Vistra Energy Corp. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		135,000	144,450
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.00%, 7/31/27		155,000	161,972
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29		719,000	733,515
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24		781,000	791,167
Vistra Operations Co., LLC 144A sr. unsec. notes 5.625%, 2/15/27		135,000	142,256
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26		295,000	312,700

			24,019,478

Total corporate bonds and notes (cost $433,179,040)			$455,675,322

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (10.1%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (3.1%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$1,895,090	$2,080,284
5.00%, 5/20/49	49,609	54,494
4.70%, with due dates from 5/20/67 to 8/20/67	206,111	228,908
4.625%, 6/20/67	100,724	111,300
4.509%, 3/20/67	100,368	110,280
4.50%, with due dates from 5/15/47 to 5/20/49	2,138,097	2,325,396
4.00%, TBA, 1/1/50	1,000,000	1,035,156
3.50%, TBA, 1/1/50	78,000,000	80,394,842

		86,340,660
U.S. Government Agency Mortgage Obligations (7.0%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, 9/1/45	389,942	416,254
3.00%, with due dates from 2/1/47 to 1/1/48	38,403,097	39,166,168
Federal National Mortgage Association Pass-Through Certificates
4.50%, 5/1/49	34,002	36,975
4.00%, 1/1/57	1,504,585	1,614,336
4.00%, with due dates from 6/1/48 to 4/1/49	51,333,586	53,482,653
3.50%, 6/1/56	2,163,298	2,290,605
3.00%, with due dates from 4/1/46 to 11/1/48	38,476,465	39,383,894
Uniform Mortgage-Backed Securities
6.00%, TBA, 1/1/50	11,000,000	12,067,343
4.00%, TBA, 1/1/50	14,000,000	14,563,281
3.00%, TBA, 1/1/50	1,000,000	1,014,375
3.00%, TBA, 1/1/35	31,000,000	31,775,000

		195,810,884

Total U.S. government and agency mortgage obligations (cost $278,735,820)		$282,151,544

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Inflation Index Notes 0.125%, 7/15/22(i)	$182,382	$183,432
U.S. Treasury Notes 2.625%, 11/15/20(i)	258,000	261,044

Total U.S. treasury obligations (cost $444,476)		$444,476

MORTGAGE-BACKED SECURITIES (3.0%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.2%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 18.793%, 4/15/37	$70,180	$112,344
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 17.418%, 11/15/35	42,822	66,686
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 16.534%, 12/15/36	43,460	61,735
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 12.499%, 6/15/34	60,811	70,863
REMICs IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 5.21%, 3/15/41	1,418,303	257,989
REMICs Ser. 3391, PO, zero %, 4/15/37	5,213	4,603
REMICs Ser. 3206, Class EO, PO, zero %, 8/15/36	2,341	2,123
REMICs Ser. 3326, Class WF, zero %, 10/15/35(WAC)	3,019	2,479
REMICs FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%), zero %, 2/15/36	7,031	5,748
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 29.148%, 7/25/36	23,855	42,062
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 17.629%, 6/25/37	59,343	90,985
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 14.874%, 8/25/35	26,689	35,381
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 14.567%, 12/25/35	29,944	40,116
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 12.735%, 11/25/34	12,328	14,232
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	17,037	14,865
REMICs Ser. 06-125, Class OX, PO, zero %, 1/25/37	1,222	1,085
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	2,205	1,985
REMICs Ser. 06-46, Class OC, PO, zero %, 6/25/36	3,831	3,349
Government National Mortgage Association
Ser. 17-162, Class QI, IO, 5.00%, 10/20/47	1,799,430	357,637
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	366,762	76,030
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	76,344	8,200
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	80,192	15,309
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.285%, 6/20/49	141,817	22,336
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.285%, 6/20/43	1,648,858	341,687
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	3,203,502	316,634
Ser. 13-14, IO, 3.50%, 12/20/42	1,041,162	103,835
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	1,366,060	106,990
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	1,547,575	77,379
Ser. 16-H16, Class EI, IO, 2.40%, 6/20/66(WAC)	3,483,842	354,307
Ser. 15-H25, Class BI, IO, 1.778%, 10/20/65(WAC)	4,800,455	423,880
Ser. 15-H26, Class EI, IO, 1.766%, 10/20/65(WAC)	2,830,692	230,701
Ser. 06-36, Class OD, PO, zero %, 7/16/36	2,242	1,933

		3,265,488
Commercial mortgage-backed securities (1.4%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.292%, 1/15/49(WAC)	284,872	595
Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)	715,776	7
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41(WAC)	9,311	—
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.775%, 3/11/39(WAC)	238,884	119,442
FRB Ser. 06-PW14, Class X1, IO, 0.308%, 12/11/38(WAC)	233,734	2,407
CD Commercial Mortgage Trust 144A
FRB Ser. 07-CD4, Class XW, IO, 1.301%, 12/11/49(WAC)	5,160	212
FRB Ser. 07-CD5, Class XS, IO, zero %, 11/15/44(WAC)	3,512	—
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class D, 6.089%, 4/15/44(WAC)	617,000	637,826
FRB Ser. 11-C2, Class D, 5.741%, 12/15/47(WAC)	254,000	266,700
Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class AS, 4.026%, 5/10/47	618,000	648,101
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.092%, 3/10/47(WAC)	512,000	548,895
FRB Ser. 12-GC8, Class XA, IO, 1.771%, 9/10/45(WAC)	6,052,544	231,982
FRB Ser. 06-C5, Class XC, IO, 0.52%, 10/15/49(WAC)	4,194,454	42
COMM Mortgage Trust
FRB Ser. 14-CR18, Class C, 4.725%, 7/15/47(WAC)	346,000	363,525
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	411,000	441,389
FRB Ser. 14-UBS6, Class C, 4.449%, 12/10/47(WAC)	500,000	510,218
Ser. 13-LC6, Class AM, 3.282%, 1/10/46	942,000	963,476
FRB Ser. 14-CR19, Class XA, IO, 1.032%, 8/10/47(WAC)	5,202,023	205,516
FRB Ser. 14-CR18, Class XA, IO, 0.998%, 7/15/47(WAC)	2,252,159	83,465
FRB Ser. 13-CR11, Class XA, IO, 0.926%, 8/10/50(WAC)	5,851,749	178,203
FRB Ser. 14-UBS6, Class XA, IO, 0.898%, 12/10/47(WAC)	6,341,228	229,939
FRB Ser. 14-LC17, Class XA, IO, 0.772%, 10/10/47(WAC)	5,746,161	168,874
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 6.107%, 7/10/46(WAC)	1,106,000	1,126,466
FRB Ser. 06-C8, Class XS, IO, 0.359%, 12/10/46(WAC)	170,579	2
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.016%, 1/15/49(WAC)	3,260,177	33
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.001%, 5/15/38(WAC)	94,064	2,702
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.272%, 4/15/50(WAC)	1,318,000	1,377,706
Ser. 15-C1, Class AS, 3.791%, 4/15/50(WAC)	1,138,000	1,180,048
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.772%, 4/15/50(WAC)	501,000	482,473
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.36%, 12/15/49(WAC)	1,264,000	1,318,775
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.334%, 8/10/44(WAC)	2,577,000	2,681,201
GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.076%, 12/10/49(WAC)	4,759,846	48
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.502%, 2/10/46(WAC)	4,127,641	177,901
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.99%, 1/10/47(WAC)	560,000	550,200
FRB Ser. 14-GC22, Class C, 4.691%, 6/10/47(WAC)	931,000	973,617
FRB Ser. 13-GC12, Class XA, IO, 1.419%, 6/10/46(WAC)	2,336,880	91,115
FRB Ser. 14-GC22, Class XA, IO, 0.986%, 6/10/47(WAC)	5,122,851	151,124
FRB Ser. 14-GC24, Class XA, IO, 0.737%, 9/10/47(WAC)	6,996,982	203,612
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.051%, 8/10/43(WAC)	741,000	746,744
FRB Ser. 11-GC3, Class C, 5.636%, 3/10/44(WAC)	1,031,000	1,062,066
FRB Ser. 11-GC3, Class D, 5.636%, 3/10/44(WAC)	983,000	1,015,560
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.557%, 9/15/47(WAC)	511,000	522,702
FRB Ser. 13-C12, Class C, 4.10%, 7/15/45(WAC)	754,000	781,886
FRB Ser. 15-C33, Class XA, IO, 0.974%, 12/15/48(WAC)	4,927,008	232,555
FRB Ser. 14-C25, Class XA, IO, 0.858%, 11/15/47(WAC)	7,286,979	253,973
FRB Ser. 14-C19, Class XA, IO, 0.752%, 4/15/47(WAC)	4,491,204	97,122
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 12-C6, Class AS, 4.117%, 5/15/45	770,000	796,405
Ser. 13-C10, Class AS, 3.372%, 12/15/47	297,000	302,165
Ser. 13-LC11, Class AS, 3.216%, 4/15/46	648,000	658,642
FRB Ser. 06-LDP8, Class X, IO, 0.30%, 5/15/45(WAC)	2,111,071	670
FRB Ser. 07-LDPX, Class X, IO, 0.054%, 1/15/49(WAC)	1,606,401	16
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C2, Class C2, 5.599%, 11/15/43(WAC)	422,000	427,236
FRB Ser. 12-C6, Class E, 5.157%, 5/15/45(WAC)	1,175,000	1,139,829
FRB Ser. 12-C8, Class D, 4.649%, 10/15/45(WAC)	755,000	757,913
FRB Ser. 12-LC9, Class D, 4.418%, 12/15/47(WAC)	186,000	190,814
FRB Ser. 05-CB12, Class X1, IO, 0.449%, 9/12/37(WAC)	258,243	208
FRB Ser. 06-LDP6, Class X1, IO, zero %, 4/15/43(WAC)	256,851	3
LB-UBS Commercial Mortgage Trust
FRB Ser. 08-C1, Class AM, 6.277%, 4/15/41(WAC)	81,962	84,277
FRB Ser. 07-C2, Class XW, IO, 0.163%, 2/15/40(WAC)	60,970	6
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 05-C7, Class XCL, IO, 0.317%, 11/15/40(WAC)	425,835	60
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.149%, 4/20/48(WAC)	1,222,000	1,207,324
Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO, 0.001%, 6/12/43(WAC)	249,930	7
Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 6.722%, 5/15/44(WAC)	2,788	—
FRB Ser. 06-C4, Class X, IO, 6.111%, 7/15/45(WAC)	24,294	2
FRB Ser. 07-C5, Class X, IO, 5.811%, 12/15/49(WAC)	334,746	506
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 4.935%, 2/15/47(WAC)	492,000	525,601
FRB Ser. 14-C17, Class C, 4.498%, 8/15/47(WAC)	1,106,000	1,129,215
FRB Ser. 14-C17, Class XA, IO, 1.109%, 8/15/47(WAC)	3,996,073	149,961
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class D, 4.608%, 11/15/45(WAC)	491,000	506,497
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	104,721	26,180
FRB Ser. 16-BNK2, Class C, 3.905%, 11/15/49(WAC)	441,000	468,695
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D, 5.245%, 7/15/49(WAC)	324,000	333,293
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38	417,718	15,353
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class C, 5.57%, 5/10/45(WAC)	505,000	529,519
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.628%, 12/10/45(WAC)	4,594,661	166,652
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C29, IO, 0.306%, 11/15/48(WAC)	1,638,729	49
FRB Ser. 07-C34, IO, 0.085%, 5/15/46(WAC)	1,014,869	10
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.284%, 7/15/46(WAC)	501,000	508,237
FRB Ser. 14-LC16, Class XA, IO, 1.113%, 8/15/50(WAC)	11,373,024	478,804
FRB Ser. 16-LC25, Class XA, IO, 0.992%, 12/15/59(WAC)	6,152,818	285,202
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.284%, 7/15/46(WAC)	521,000	461,380
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C16, Class AS, 4.668%, 9/15/46(WAC)	491,000	524,889
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)	1,253,000	1,336,387
Ser. 13-C12, Class AS, 3.56%, 3/15/48	669,000	687,551
Ser. 13-C11, Class AS, 3.311%, 3/15/45	198,000	202,654
FRB Ser. 14-C22, Class XA, IO, 0.809%, 9/15/57(WAC)	25,396,441	793,918
FRB Ser. 13-C14, Class XA, IO, 0.732%, 6/15/46(WAC)	13,190,299	290,187
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.683%, 3/15/44(WAC)	1,022,000	967,876
FRB Ser. 11-C2, Class D, 5.652%, 2/15/44(WAC)	1,904,000	1,942,023
Ser. 11-C4, Class E, 5.23%, 6/15/44(WAC)	138,000	138,005
FRB Ser. 12-C9, Class D, 4.811%, 11/15/45(WAC)	546,000	549,169
FRB Ser. 13-C15, Class D, 4.494%, 8/15/46(WAC)	599,000	488,741
FRB Ser. 12-C9, Class XA, IO, 1.896%, 11/15/45(WAC)	4,767,302	232,168
FRB Ser. 12-C10, Class XA, IO, 1.539%, 12/15/45(WAC)	4,655,218	176,172

		40,110,916
Residential mortgage-backed securities (non-agency) (1.4%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 1.982%, 5/25/47	1,621,050	1,039,709
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	346,511	353,985
Ser. 18-1, Class A3, 4.157%, 4/25/48(WAC)	589,069	595,698
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	508,765	513,607
Banc of America Funding Trust FRB Ser. 05-B, Class 3M1, (1 Month US LIBOR + 0.68%), 2.44%, 4/20/35	420,000	417,178
BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR + 0.60%), 2.392%, 9/25/45	208,723	201,417
Bellemeade Re Ltd. 144A FRB Ser. 19-4A, Class M1C, (1 Month US LIBOR + 2.50%), 4.292%, 10/25/29 (Bermuda)	660,000	660,591
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 3.492%, 10/25/27 (Bermuda)	178,020	177,761
FRB Ser. 18-2A, Class M1B, (1 Month US LIBOR + 1.35%), 3.142%, 8/25/28 (Bermuda)	718,000	715,938
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.639%, 5/25/35(WAC)	475,228	491,062
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 3.179%, 6/25/46	860,258	795,456
FRB Ser. 05-27, Class 1A1, 2.512%, 8/25/35(WAC)	176,833	152,806
FRB Ser. 06-24CB, Class A19, (1 Month US LIBOR + 0.50%), 2.292%, 8/25/36	547,739	314,156
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 2.095%, 11/20/35	335,900	319,562
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 1.982%, 8/25/46	1,295,833	1,164,099
FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 1.945%, 2/20/47	747,799	589,609
Eagle Re, Ltd 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 3.00%), 4.792%, 11/25/28	190,000	192,375
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 3.492%, 11/25/28	708,120	710,468
Federal Home Loan Mortgage Corporation
Structured Agency Credit risk Debt Notes FRB Ser. 16-DNA1, Class M3, (1 Month US LIBOR + 5.55%), 7.342%, 7/25/28	580,000	637,040
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 6.942%, 11/25/28	800,000	873,694
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 6.542%, 10/25/24	674,712	712,816
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (1 Month US LIBOR + 4.70%), 6.492%, 4/25/28	850,000	935,907
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 6.442%, 10/25/28	3,079,135	3,315,351
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M3, (1 Month US LIBOR + 4.15%), 5.942%, 1/25/25	263,862	274,408
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M3, (1 Month US LIBOR + 3.90%), 5.692%, 12/25/27	250,000	258,269
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 5.642%, 3/25/29	570,000	607,265
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3, (1 Month US LIBOR + 3.75%), 5.542%, 9/25/24	336,000	363,313
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2, (1 Month US LIBOR + 3.25%), 5.042%, 7/25/29	320,000	336,103
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2, (1 Month US LIBOR + 2.50%), 4.292%, 3/25/30	200,000	204,611
Structured Agency Credit Risk Debt FRN Ser. 15-HQ2, Class M2, (1 Month US LIBOR + 1.95%), 3.742%, 5/25/25	187,171	189,182
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 4.442%, 1/25/49	188,000	191,181
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 4.242%, 3/25/49	28,910	29,207
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 4.142%, 2/25/49	90,000	90,898
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 4.092%, 10/25/48	105,900	107,424
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 8.742%, 8/25/28	1,042,468	1,128,023
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 8.542%, 8/25/28	1,684,439	1,864,031
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 7.792%, 9/25/28	1,994,607	2,171,907
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 7.692%, 10/25/28	1,050,549	1,133,498
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.492%, 4/25/28	1,262,725	1,400,197
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.342%, 4/25/28	1,547,816	1,646,400
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 6.792%, 7/25/25	632,524	670,725
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 6.692%, 11/25/24	388,277	425,740
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 6.092%, 2/25/25	254,682	271,006
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 6.042%, 1/25/29	1,440,000	1,531,037
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 5.792%, 5/25/25	107,930	114,082
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 5.792%, 5/25/25	195,738	203,108
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 4.692%, 7/25/24	432,222	449,529
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 4.392%, 5/25/24	318,438	331,712
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 3.042%, 7/25/29	310,000	309,224
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (1 Month US LIBOR + 2.30%), 4.092%, 8/25/31	210,000	211,437
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 3.858%, 11/25/39	193,100	193,979
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 3.392%, 10/25/28 (Bermuda)	354,858	356,095
Legacy Mortgage Asset Trust 144A Ser. 19-GS7, Class A1, 3.25%, 11/25/59	654,873	655,396
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (1 Month US LIBOR + 0.80%), 2.592%, 2/25/34	703,368	691,096
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 4.359%, 2/25/35(WAC)	177,483	183,942
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (1 Month US LIBOR + 0.83%), 2.617%, 8/25/34	150,109	150,109
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 2.533%, 8/26/47(WAC)	160,000	158,483
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A, Class A1M, (1 Month US LIBOR + 0.90%), 2.692%, 1/25/48	655,458	655,124
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M1, (1 Month US LIBOR + 1.55%), 3.342%, 7/25/28 (Bermuda)	121,054	121,755
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 2.842%, 10/25/34	540,000	537,451
Renaissance Home Equity Loan Trust FRB Ser. 03-4, Class A1, (1 Month US LIBOR + 0.52%), 2.312%, 3/25/34	342,376	336,416
Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 2.692%, 11/25/34	689,971	690,971
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 2.642%, 5/25/47	646,572	567,941
Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 06-AM1, Class A4, (1 Month US LIBOR + 0.16%), 1.952%, 4/25/36	13,325	13,322
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR12, Class 1A8, 3.884%, 10/25/35(WAC)	858,871	866,595
FRB Ser. 05-AR14, Class 1A2, 3.844%, 12/25/35(WAC)	308,821	306,342
FRB Ser. 07-HY2, Class 1A1, 3.804%, 12/25/36(WAC)	497,123	485,320
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 2.752%, 7/25/45	356,509	354,691
FRB Ser. 05-AR11, Class A1B3, (1 Month US LIBOR + 0.40%), 2.192%, 8/25/45	299,542	292,443
Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR5, Class 1A1, 5.172%, 4/25/36(WAC)	491,999	506,699

		40,517,972

Total mortgage-backed securities (cost $84,142,900)		$83,894,376

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.8%)(a)
	Principal amount	Value
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%, 1/13/28 (Brazil)	$2,020,000	$2,170,448
Brazil (Federal Republic of) sr. unsec. unsub. notes 4.25%, 1/7/25 (Brazil)	1,075,000	1,143,531
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)	935,000	988,278
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 2/15/48 (Dominican Republic)	450,000	496,688
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)	499,000	605,661
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)	650,000	741,813
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)	428,000	475,619
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)	788,000	869,755
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)	2,270,000	2,522,447
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)	400,000	444,485
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)	990,000	1,081,562
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)	360,000	371,240
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)	1,300,000	1,313,000
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)	550,000	577,500
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	1,834,000	2,250,912
Russia (Federation of) 144A sr. unsec. unsub. bonds 4.375%, 3/21/29 (Russia)	1,000,000	1,111,590
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)	880,000	925,100
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)	575,000	594,801
United Mexican States sr. unsec. unsub. notes 4.50%, 4/22/29 (Mexico)	1,228,000	1,346,656
United Mexican States sr. unsec. unsub. notes 4.15%, 3/28/27 (Mexico)	1,575,000	1,684,412
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)	731,000	84,065
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)	1,000	115
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)	1,184,000	136,160

Total foreign government and agency bonds and notes (cost $20,840,291)		$21,935,838

ASSET-BACKED SECURITIES (0.5%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 2.642%, 11/25/51	$549,333	$549,333
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 2.592%, 6/25/52	1,644,000	1,644,000
Station Place Securitization Trust 144A
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 2.53%, 10/24/20	1,938,000	1,938,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 2.48%, 9/24/20	2,020,000	2,020,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 2.48%, 6/24/20	2,056,000	2,056,000
FRB Ser. 18-8, Class A, (1 Month US LIBOR + 0.70%), 2.48%, 2/24/20	2,466,000	2,466,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR + 0.65%), 2.442%, 8/25/52	1,143,000	1,143,000
Toorak Mortgage Corp. 144A Ser. 19-1, Class A1, 4.336%, 3/25/22	910,000	919,100
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 2.308%, 1/25/46	1,314,528	1,295,929

Total asset-backed securities (cost $14,035,573)		$14,031,362

SENIOR LOANS (0.1%)(a)(c)
	Principal amount	Value
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.235%, 6/21/24	$414,375	$412,747
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.234%, 4/3/24	154,209	153,486
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 6.555%, 12/31/22	85,000	75,131
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 5.933%, 5/5/24	102,965	103,222
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.549%, 4/16/21	74,448	63,901
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.549%, 3/31/24	112,718	112,736
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 5.691%, 5/1/26	19,954	20,122
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.042%, 5/21/24	258,668	89,240
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 6.934%, 10/16/23	129,967	89,271
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.24%, 11/6/24	630,478	628,114
Neiman Marcus Group, Ltd., LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.00%), 7.713%, 10/25/23	126,892	103,544
Panther BF Aggregator 2 LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.305%, 4/30/26	199,500	199,999
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.902%, 11/3/23	53,482	52,145
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.409%, 9/7/23	171,528	130,898
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.799%, 2/28/26	170,000	136,000
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.063%, 2/28/25	166,951	151,090
Solenis International LP bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 5.909%, 6/26/25	139,722	137,859
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.799%, 3/28/25	338,256	332,083
Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 6.945%, 5/30/26	144,638	134,368

Total senior loans (cost $3,457,021)		$3,125,956

CONVERTIBLE PREFERRED STOCKS (—%)(a)
	Shares	Value
EPR Properties Ser. C, $1.438 cv. pfd.(R)	7,508	$238,079
Nine Point Energy 6.75% cv. pfd.(F)	27	5,400

Total convertible preferred stocks (cost $164,227)		$243,479

PREFERRED STOCKS (—%)(a)
	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	5,340	$139,107

Total preferred stocks (cost $133,500)		$139,107

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$120,000	$115,428

Total convertible bonds and notes (cost $112,619)		$115,428

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Citibank, N.A.
AUD/JPY (Put)	Feb-20/JPY 70.00	$22,633,192	AUD	32,252,500	$10,027
Goldman Sachs International
AUD/JPY (Put)	Feb-20/JPY 70.00	22,633,192	AUD	32,252,500	10,027
EUR/NOK (Put)	Jan-20/NOK 9.85	16,732,511	EUR	14,917,100	88,415

Total purchased options outstanding (cost $1,031,459)					$108,469

SHORT-TERM INVESTMENTS (15.3%)(a)
		Principal amount/ shares	Value
Barclays Bank PLC CCP asset backed commercial paper 1.909%, 2/7/20		$15,000,000	$14,969,869
BPCE SA commercial paper 1.880%, 3/2/20		15,000,000	14,952,132
CAFCO, LLC asset backed commercial paper 1.959%, 3/16/20		7,993,001	7,962,948
Canadian Imperial Bank of Commerce/New York, NY certificates of deposit 2.000%, 1/13/20		15,000,000	15,001,349
DNB Bank ASA commercial paper 1.878%, 1/23/20		17,000,000	16,982,926
Gotham Funding Corp. asset backed commercial paper 1.825%, 1/13/20		16,000,000	15,990,003
Manhattan Asset Funding Co., LLC asset backed commercial paper 1.858%, 2/10/20		10,225,000	10,203,924
Matchpoint Finance PLC asset backed commercial paper 1.848%, 3/18/20		8,700,000	8,666,106
National Bank of Canada commercial paper 1.844%, 1/10/20		6,250,000	6,247,242
Putnam Cash Collateral Pool, LLC 1.81%(AFF)	Shares	7,102,225	7,102,225
Putnam Short Term Investment Fund 1.72%(AFF)	Shares	277,762,108	277,762,108
Regency Markets No. 1, LLC asset backed commercial paper 2.003%, 1/16/20		$7,500,000	7,494,050
Societe Generale SA commercial paper 1.859%, 3/2/20		5,000,000	4,984,061
U.S. Treasury Bills 1.574%, 5/21/20(SEG)(SEGSF)(SEGCCS)(SEGTBA)		6,125,000	6,088,644
U.S. Treasury Bills 1.908%, 3/12/20(SEG)(SEGSF)		1,465,002	1,460,720
U.S. Treasury Bills 1.595%, 4/2/20(SEG)(SEGSF)(SEGCCS)		1,301,000	1,295,985
U.S. Treasury Bills 1.569%, 5/7/20(SEG)(SEGSF)(SEGTBA)		793,999	789,765
U.S. Treasury Bills 1.566%, 4/16/20(SEG)(SEGSF)		490,000	487,831
U.S. Treasury Bills 1.541%, 4/23/20(SEG)		241,999	240,847
U.S. Treasury Bills 1.552%, 6/4/20(SEGSF)(SEGCCS)		203,001	201,666
Victory Receivables Corp. asset backed commercial paper 1.998%, 3/5/20		10,000,000	9,965,603

Total short-term investments (cost $428,842,103)			$428,850,004
TOTAL INVESTMENTS

Total investments (cost $2,606,631,528)			$2,948,968,617

	FORWARD CURRENCY CONTRACTS at 12/31/19 (aggregate face value $215,870,549) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	1/15/20	$724,711	$703,469	$21,242
		Australian Dollar	Sell	1/15/20	724,711	722,542	(2,169)
		Brazilian Real	Sell	2/4/20	281,816	199,917	(81,899)
		British Pound	Buy	3/18/20	1,425,156	1,391,589	33,567
		Canadian Dollar	Sell	1/15/20	184,605	179,388	(5,217)
		Euro	Buy	3/18/20	183,357	189,921	(6,564)
		Japanese Yen	Sell	2/19/20	1,424,694	1,414,973	(9,721)
		Mexican Peso	Buy	1/15/20	2,834,064	2,673,064	161,000
		Mexican Peso	Sell	1/15/20	2,834,064	2,741,212	(92,852)
	Barclays Bank PLC
		Canadian Dollar	Buy	1/15/20	5,440,502	5,367,170	73,332
		Canadian Dollar	Sell	1/15/20	5,440,502	5,328,628	(111,874)
		Euro	Buy	3/18/20	6,376,950	6,312,486	64,464
		Hong Kong Dollar	Sell	2/19/20	1,915,235	1,905,441	(9,794)
		New Zealand Dollar	Buy	1/15/20	2,841,914	2,841,451	463
		New Zealand Dollar	Sell	1/15/20	2,841,914	2,636,901	(205,013)
		Norwegian Krone	Sell	3/18/20	2,141,290	2,111,165	(30,125)
		Swedish Krona	Sell	3/18/20	708,017	704,593	(3,424)
	Citibank, N.A.
		Brazilian Real	Sell	2/4/20	77,464	74,814	(2,650)
		Canadian Dollar	Buy	1/15/20	2,801,579	2,768,908	32,671
		Canadian Dollar	Sell	1/15/20	2,801,579	2,751,957	(49,622)
		Danish Krone	Sell	3/18/20	1,191,191	1,179,253	(11,938)
		Japanese Yen	Buy	2/19/20	1,693,702	1,697,394	(3,692)
		New Zealand Dollar	Buy	1/15/20	333,206	333,140	66
		New Zealand Dollar	Sell	1/15/20	333,206	309,210	(23,996)
	Credit Suisse International
		Euro	Buy	3/18/20	715,738	708,732	7,006
	Goldman Sachs International
		Australian Dollar	Buy	1/15/20	2,439,758	2,432,764	6,994
		Australian Dollar	Sell	1/15/20	2,439,758	2,359,682	(80,076)
		Brazilian Real	Buy	2/4/20	123,361	82,911	40,450
		British Pound	Sell	3/18/20	2,437,512	2,384,226	(53,286)
		Chilean Peso	Buy	1/15/20	2,593,712	2,736,403	(142,691)
		Chilean Peso	Sell	1/15/20	2,593,712	2,729,161	135,449
		Japanese Yen	Buy	2/19/20	3,970,460	3,976,291	(5,831)
		New Zealand Dollar	Buy	1/15/20	5,799,161	5,755,431	43,730
		New Zealand Dollar	Sell	1/15/20	5,799,161	5,419,791	(379,370)
		Norwegian Krone	Buy	3/18/20	15,631,790	14,956,974	674,816
		Swedish Krona	Sell	3/18/20	1,295,500	1,266,600	(28,900)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	1/15/20	2,813,415	2,732,666	80,749
		Australian Dollar	Sell	1/15/20	2,813,415	2,797,068	(16,347)
		British Pound	Sell	3/18/20	2,437,512	2,384,237	(53,275)
		New Zealand Dollar	Buy	1/15/20	713,542	702,536	11,006
		New Zealand Dollar	Sell	1/15/20	713,542	710,088	(3,454)
		Norwegian Krone	Sell	3/18/20	1,430,231	1,403,503	(26,728)
		Swedish Krona	Sell	3/18/20	5,065,411	4,955,593	(109,818)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	1/15/20	2,490,861	2,377,882	112,979
		British Pound	Buy	3/18/20	6,524,234	6,382,368	141,866
		Canadian Dollar	Sell	1/15/20	985,331	965,135	(20,196)
		Japanese Yen	Sell	2/19/20	710,750	704,778	(5,972)
		New Zealand Dollar	Buy	1/15/20	7,058,531	6,870,160	188,371
		New Zealand Dollar	Sell	1/15/20	7,058,531	6,549,681	(508,850)
		Norwegian Krone	Sell	3/18/20	712,677	681,727	(30,950)
		Singapore Dollar	Buy	2/19/20	1,809,836	1,795,190	14,646
		Swedish Krona	Sell	3/18/20	2,364,174	2,327,829	(36,345)
		Swiss Franc	Buy	3/18/20	3,371,448	3,309,444	62,004
	NatWest Markets PLC
		Australian Dollar	Buy	1/15/20	8,111,304	7,743,477	367,827
		Australian Dollar	Sell	1/15/20	8,111,304	8,086,721	(24,583)
		British Pound	Buy	3/18/20	1,425,023	1,391,439	33,584
		Euro	Buy	3/18/20	2,082,412	2,064,582	17,830
		New Zealand Dollar	Buy	1/15/20	727,008	703,781	23,227
		New Zealand Dollar	Sell	1/15/20	727,008	726,813	(195)
		Norwegian Krone	Buy	3/18/20	2,954,408	2,829,433	124,975
		Swedish Krona	Sell	3/18/20	2,810,434	2,766,995	(43,439)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	1/15/20	1,772,679	1,636,833	(135,846)
		British Pound	Sell	3/18/20	3,483,981	3,445,832	(38,149)
		Canadian Dollar	Sell	1/15/20	24,414	1,510	(22,904)
		Euro	Buy	3/18/20	6,430,932	6,374,679	56,253
		Japanese Yen	Sell	2/19/20	11,197,142	11,180,205	(16,937)
		New Zealand Dollar	Buy	1/15/20	705,395	568,408	136,987
		Norwegian Krone	Buy	3/18/20	3,013,150	2,843,750	169,400
		Swedish Krona	Sell	3/18/20	10,384,747	10,237,777	(146,970)
	Toronto-Dominion Bank
		Canadian Dollar	Sell	1/15/20	1,420,774	1,356,338	(64,436)
		Euro	Sell	3/18/20	1,996,424	1,991,105	(5,319)
		Swedish Krona	Sell	3/18/20	1,455,540	1,431,906	(23,634)
	UBS AG
		Australian Dollar	Sell	1/15/20	1,187,939	1,299,078	111,139
		British Pound	Sell	3/18/20	1,438,695	1,417,616	(21,079)
		Japanese Yen	Sell	2/19/20	1,410,034	1,408,481	(1,553)
		New Zealand Dollar	Buy	1/15/20	1,975,874	1,795,527	180,347
		Swedish Krona	Sell	3/18/20	1,439,992	1,417,931	(22,061)
	WestPac Banking Corp.
		Australian Dollar	Buy	1/15/20	733,065	730,923	2,142
		Australian Dollar	Sell	1/15/20	733,065	712,316	(20,749)
		British Pound	Sell	3/18/20	710,653	700,538	(10,115)
		Euro	Sell	3/18/20	2,478	9,118	6,640

	Unrealized appreciation						3,137,222

	Unrealized (depreciation)						(2,750,608)

	Total						$386,614
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Russell 2000 Index E-Mini (Long)	1,411	$117,710,460	$117,860,830	Mar-20	$1,538,162
S&P 500 Index E-Mini (Long)	149	24,069,311	24,071,695	Mar-20	179,057
S&P 500 Index E-Mini (Short)	843	136,177,377	136,190,865	Mar-20	(2,537,049)
S&P Mid Cap 400 Index E-Mini (Long)	16	3,300,832	3,303,680	Mar-20	13,548
U.S. Treasury Bond 30 yr (Long)	167	26,036,344	26,036,344	Mar-20	(564,001)
U.S. Treasury Bond Ultra 30 yr (Long)	339	61,581,469	61,581,469	Mar-20	(2,077,138)
U.S. Treasury Note 2 yr (Long)	658	141,799,000	141,799,000	Mar-20	(94,972)
U.S. Treasury Note 2 yr (Short)	151	32,540,500	32,540,500	Mar-20	20,910
U.S. Treasury Note 5 yr (Long)	1,097	130,114,484	130,114,484	Mar-20	(470,710)
U.S. Treasury Note 5 yr (Short)	11	1,304,703	1,304,703	Mar-20	4,702
U.S. Treasury Note 10 yr (Long)	382	49,057,156	49,057,157	Mar-20	(448,469)
U.S. Treasury Note Ultra 10 yr (Short)	11	1,547,734	1,547,734	Mar-20	19,178

Unrealized appreciation					1,775,557

Unrealized (depreciation)					(6,192,339)

Total					$(4,416,782)

TBA SALE COMMITMENTS OUTSTANDING at 12/31/19 (proceeds receivable $11,299,375) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 4.50%, 1/1/50	$2,000,000	1/21/20	$2,128,750
Uniform Mortgage-Backed Securities, 3.50%, 1/1/50	5,000,000	1/14/20	5,144,141
Uniform Mortgage-Backed Securities, 3.00%, 1/1/50	4,000,000	1/14/20	4,057,500

Total			$11,330,391

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$23,960,000	$9,344		$(58)	12/5/20	Federal funds effective rate US — Quarterly	Secured overnight funding rate — Quarterly	$(10,398)
		105,844,100	101,928	(E)	(90,243)	3/18/22	1.60% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	11,684
		52,304,000	50,369	(E)	44,042	3/18/22	3 month USD-LIBOR-BBA — Quarterly	1.60% — Semiannually	(6,326)
		2,812,000	60,556	(E)	(10,155)	3/18/50	2.00% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	50,402
		14,339,400	308,799	(E)	51,590	3/18/50	3 month USD-LIBOR-BBA — Quarterly	2.00% — Semiannually	(257,209)
		37,480,500	520,267	(E)	(281,705)	3/18/30	1.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	238,561
		34,839,200	483,603	(E)	261,679	3/18/30	3 month USD-LIBOR-BBA — Quarterly	1.75% — Semiannually	(221,924)
		39,365,300	197,299	(E)	(113,087)	3/18/25	1.625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	84,212
		17,738,200	88,904	(E)	50,828	3/18/25	3 month USD-LIBOR-BBA — Quarterly	1.625% — Semiannually	(38,076)

	Total				$(87,109)				$(149,074)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/19 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$99,018	$99,062	$—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	$167
	650,038	648,832	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(266)
	193,707	194,177	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	750
	23,536	23,673	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(181)
	237,735	237,893	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(625)
	10,854	10,767	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	17
	127,899	126,332	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(178)
	16,094	15,897	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(22)
	5,982	5,864	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(54)
	17,356	17,329	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(187)
	614	614	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	7
	Citibank, N.A.
	85,797,376	87,558,039	—	11/25/20	(3 month USD-LIBOR-BBA plus 0.34%) — Quarterly	A basket (CGPUTQL2) of common stocks — Quarterly*	1,838,281
	73,915,713	76,069,184	—	11/25/20	3 month USD-LIBOR-BBA plus 0.09% — Quarterly	Russell 1000 Total Return Index — Quarterly	(2,017,705)
	169,563	169,248	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(69)
	97,890	97,709	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(40)
	Credit Suisse International
	917,728	916,657	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	78
	25,840	25,572	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(5)
	Goldman Sachs International
	171,875,325	172,485,601	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.50%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	727,683
	160,831,375	161,869,823	—	12/15/20	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(1,134,850)
	13,314	13,323	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(35)
	15,972	15,982	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(42)
	294,695	294,892	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(774)
	64,120	63,100	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(316)
	14,859	14,567	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(135)
	14,859	14,567	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(135)
	11,348	10,990	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(230)
	1,927	1,926	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	21
	JPMorgan Securities LLC
	35,701	34,997	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	325
	143,993	142,229	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	200

	Upfront premium received		—	Unrealized appreciation			2,567,529

	Upfront premium (paid)		—	Unrealized (depreciation)			(3,155,849)

		Total	$—			Total	$(588,320)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (CGPUTQL2) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Apple, Inc.	Technology	8,410	$2,469,655	2.82%
JPMorgan Chase & Co.	Financials	16,637	2,319,162	2.65%
Microsoft Corp.	Technology	13,746	2,167,682	2.48%
Alphabet, Inc. Class A	Technology	1,599	2,142,225	2.45%
Verizon Communications, Inc.	Communication services	32,788	2,013,197	2.30%
Medtronic PLC	Health care	15,496	1,757,975	2.01%
Honeywell International, Inc.	Capital goods	9,417	1,666,796	1.90%
Starbucks Corp.	Consumer staples	17,971	1,579,992	1.80%
Texas Instruments, Inc.	Technology	12,210	1,566,370	1.79%
Fidelity National Information Services, Inc.	Technology	11,181	1,555,224	1.78%
Lockheed Martin Corp.	Capital goods	3,988	1,552,686	1.77%
TJX Cos., Inc. (The)	Consumer cyclicals	24,857	1,517,765	1.73%
Automatic Data Processing, Inc.	Consumer cyclicals	8,859	1,510,534	1.73%
Mondelez International, Inc. Class A	Consumer staples	27,262	1,501,617	1.71%
U.S. Bancorp	Financials	25,295	1,499,720	1.71%
Kinder Morgan, Inc.	Utilities and power	66,050	1,398,275	1.60%
Walt Disney Co. (The)	Consumer cyclicals	9,513	1,375,880	1.57%
Sysco Corp.	Consumer staples	16,081	1,375,530	1.57%
Intuit, Inc.	Technology	5,017	1,314,014	1.50%
Johnson & Johnson	Health care	8,830	1,287,992	1.47%
Allstate Corp. (The)	Financials	11,038	1,241,173	1.42%
Exelon Corp.	Utilities and power	25,968	1,183,884	1.35%
Annaly Capital Management, Inc.	Financials	125,049	1,177,961	1.35%
Waste Management, Inc.	Capital goods	10,014	1,141,188	1.30%
Leidos Holdings, Inc.	Technology	11,448	1,120,636	1.28%
DTE Energy Co.	Utilities and power	8,620	1,119,415	1.28%
Intercontinental Exchange, Inc.	Financials	12,014	1,111,917	1.27%
Omnicom Group, Inc.	Consumer cyclicals	12,884	1,043,876	1.19%
Exxon Mobil Corp.	Energy	14,904	1,039,986	1.19%
Amazon.com, Inc.	Consumer cyclicals	554	1,024,538	1.17%
Cisco Systems, Inc.	Technology	20,826	998,800	1.14%
Cognizant Technology Solutions Corp. Class A	Technology	16,104	998,782	1.14%
Hershey Co. (The)	Consumer staples	6,169	906,742	1.04%
Ross Stores, Inc.	Consumer cyclicals	7,784	906,255	1.04%
Baxter International, Inc.	Health care	10,490	877,162	1.00%
Merck & Co., Inc.	Health care	9,522	866,005	0.99%
VICI Properties, Inc.	Financials	33,506	856,089	0.98%
Pfizer, Inc.	Health care	21,742	851,860	0.97%
Garmin, Ltd.	Technology	8,626	841,584	0.96%
eBay, Inc.	Technology	22,895	826,732	0.94%
AGNC Investment Corp.	Financials	46,308	818,720	0.94%
Ingersoll-Rand PLC	Capital goods	6,093	809,826	0.92%
Delta Air Lines, Inc.	Transportation	13,820	808,169	0.92%
Procter & Gamble Co. (The)	Consumer staples	6,337	791,444	0.90%
Take-Two Interactive Software, Inc.	Technology	6,434	787,727	0.90%
Western Union Co. (The)	Technology	29,406	787,481	0.90%
AutoZone, Inc.	Consumer cyclicals	640	762,877	0.87%
Charter Communications, Inc. Class A	Communication services	1,549	751,190	0.86%
Bristol-Myers Squibb Co.	Health care	11,573	742,840	0.85%
Hologic, Inc.	Health care	13,247	691,637	0.79%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
National Bank of Canada (Canada)	Financials	20,899	$1,160,061	0.67%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	Financials	3,899	1,150,283	0.67%
Partners Group Holding AG (Switzerland)	Financials	1,245	1,141,742	0.66%
Xcel Energy, Inc.	Utilities and power	17,820	1,131,363	0.66%
AMETEK, Inc.	Conglomerates	11,323	1,129,316	0.65%
OGE Energy Corp.	Utilities and power	25,347	1,127,187	0.65%
Paychex, Inc.	Technology	13,186	1,121,573	0.65%
Omnicom Group, Inc.	Consumer cyclicals	13,798	1,117,944	0.65%
Mitsubishi UFJ Financial Group, Inc. (Japan)	Financials	203,172	1,109,215	0.64%
Aena SME SA (Spain)	Transportation	5,797	1,108,626	0.64%
Ingersoll-Rand PLC	Capital goods	8,323	1,106,281	0.64%
Citrix Systems, Inc.	Technology	9,942	1,102,536	0.64%
Swisscom AG (Switzerland)	Communication services	2,081	1,102,461	0.64%
WEC Energy Group, Inc.	Utilities and power	11,864	1,094,226	0.63%
Ageas (Belgium)	Financials	18,479	1,091,947	0.63%
Sumitomo Mitsui Financial Group, Inc. (Japan)	Financials	29,258	1,087,327	0.63%
Swiss Life Holding AG (Switzerland)	Financials	2,128	1,068,370	0.62%
Porsche Automobil Holding SE (Preference) (Germany)	Consumer cyclicals	14,212	1,062,323	0.62%
Toronto-Dominion Bank (Canada)	Financials	18,843	1,056,826	0.61%
Royal Bank of Canada (Canada)	Financials	13,267	1,049,770	0.61%
Eni SpA (Italy)	Utilities and power	67,107	1,042,238	0.60%
Canadian Imperial Bank of Commerce (Canada)	Financials	12,511	1,041,075	0.60%
Mitsubishi Heavy Industries, Ltd. (Japan)	Capital goods	26,443	1,033,834	0.60%
Cummins, Inc.	Capital goods	5,675	1,015,598	0.59%
Givaudan SA (Switzerland)	Basic materials	319	998,509	0.58%
Diageo PLC (United Kingdom)	Consumer staples	23,453	994,270	0.58%
Comcast Corp. Class A	Communication services	21,998	989,255	0.57%
Sun Life Financial, Inc. (Canada)	Financials	21,408	976,124	0.57%
Expeditors International of Washington, Inc.	Transportation	12,447	971,131	0.56%
Raymond James Financial, Inc.	Financials	10,714	958,477	0.56%
Automatic Data Processing, Inc.	Consumer cyclicals	5,620	958,223	0.56%
Mizuho Financial Group, Inc. (Japan)	Financials	611,138	946,615	0.55%
MTU Aero Engines AG (Germany)	Capital goods	3,232	923,137	0.54%
Roper Technologies, Inc.	Capital goods	2,602	921,581	0.53%
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	Financials	22,890	913,656	0.53%
NN Group NV (Netherlands)	Financials	23,479	890,688	0.52%
Halma PLC (United Kingdom)	Technology	31,769	890,427	0.52%
Red Electrica Corporacion SA (Spain)	Utilities and power	43,947	883,614	0.51%
CGI Group, Inc. Class A (Canada)	Technology	10,490	877,879	0.51%
Endesa SA (Spain)	Utilities and power	32,884	877,522	0.51%
Repsol SA (Spain)	Energy	55,491	867,058	0.50%
Expedia, Inc.	Consumer cyclicals	8,011	866,344	0.50%
Booking Holdings, Inc.	Consumer cyclicals	419	860,211	0.50%
Baloise Holding AG (Switzerland)	Financials	4,742	857,515	0.50%
Air Liquide SA (France)	Basic materials	6,034	854,221	0.50%
Rio Tinto PLC (United Kingdom)	Basic materials	14,015	835,947	0.48%
Legrand SA (France)	Capital goods	10,219	832,610	0.48%
People's United Financial, Inc.	Financials	48,403	818,016	0.47%
Hershey Co. (The)	Consumer staples	5,522	811,621	0.47%
AGNC Investment Corp.	Financials	45,457	803,684	0.47%

A BASKET (GSGLPWDS) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Fortis, Inc. (Canada)	Utilities and power	$24,749	1,026,889	0.63%
American Tower Corp.	Communication services	4,446	1,021,765	0.63%
Zurich Insurance Group AG (Switzerland)	Financials	2,477	1,016,152	0.63%
AIA Group, Ltd. (Hong Kong)	Financials	95,463	1,002,126	0.62%
DBS Group Holdings, Ltd. (Singapore)	Financials	52,036	1,001,293	0.62%
Markel Corp.	Financials	863	986,797	0.61%
ABB, Ltd. (Switzerland)	Capital goods	39,630	956,976	0.59%
Camden Property Trust	Financials	8,973	952,030	0.59%
Daimler AG (Germany)	Consumer cyclicals	17,107	947,355	0.59%
Autodesk, Inc.	Technology	5,105	936,592	0.58%
Credit Agricole SA (France)	Financials	64,036	928,385	0.57%
Panasonic Corp. (Japan)	Consumer cyclicals	97,016	919,219	0.57%
Liberty Media Corp.-Liberty Formula One Class C	Consumer cyclicals	19,810	910,571	0.56%
American Express Co.	Financials	7,301	908,951	0.56%
Alexandria Real Estate Equities, Inc.	Financials	5,542	895,402	0.55%
Fidelity National Information Services, Inc.	Technology	6,365	885,306	0.55%
International Business Machines Corp.	Technology	6,542	876,889	0.54%
ANA Holdings, Inc. (Japan)	Transportation	26,079	874,132	0.54%
Accor SA (France)	Consumer cyclicals	18,646	873,207	0.54%
Crown Castle International Corp.	Communication services	6,131	871,528	0.54%
Credit Suisse Group AG (Switzerland)	Financials	63,017	853,309	0.53%
Entergy Corp.	Utilities and power	7,050	844,547	0.52%
Waste Connections, Inc.	Capital goods	9,295	843,900	0.52%
Svenska Handelsbanken AB (Sweden)	Financials	76,343	822,415	0.51%
NiSource, Inc.	Utilities and power	29,088	809,820	0.50%
FirstEnergy Corp.	Utilities and power	16,639	808,659	0.50%
Microchip Technology, Inc.	Technology	7,647	800,796	0.49%
Prologis, Inc.	Financials	8,726	777,868	0.48%
Wells Fargo & Co.	Financials	14,369	773,038	0.48%
Alliant Energy Corp.	Utilities and power	14,045	768,567	0.47%
Becton Dickinson and Co.	Health care	2,776	755,041	0.47%
Delivery Hero Holding GmbH (Germany)	Consumer staples	9,536	754,736	0.47%
Archer-Daniels-Midland Co.	Basic materials	16,235	752,509	0.46%
MS&AD Insurance Group Holdings (Japan)	Financials	22,623	751,843	0.46%
SBA Communications Corp.	Communication services	3,101	747,379	0.46%
Sensata Technologies Holding PLC	Technology	13,859	746,592	0.46%
Xylem, Inc.	Capital goods	9,455	744,932	0.46%
Macquarie Group, Ltd. (Australia)	Financials	7,599	735,123	0.45%
Abbott Laboratories	Health care	8,423	731,607	0.45%
Coca-Cola Co. (The)	Consumer staples	13,167	728,801	0.45%
Equinix, Inc.	Communication services	1,245	726,922	0.45%
AstraZeneca PLC (United Kingdom)	Health care	7,168	722,255	0.45%
Caterpillar, Inc.	Capital goods	4,862	718,008	0.44%
Equifax, Inc.	Consumer cyclicals	5,101	714,738	0.44%
Southern Co. (The)	Utilities and power	11,218	714,562	0.44%
Arthur J. Gallagher & Co.	Financials	7,487	713,005	0.44%
Nordea Bank ABP (Finland)	Financials	87,751	708,652	0.44%
Boston Scientific Corp.	Health care	15,630	706,794	0.44%
Telefonica SA (Spain)	Communication services	99,872	697,586	0.43%
GoDaddy, Inc. Class A	Technology	10,207	693,266	0.43%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$1,504	$22,000	$1,124	5/11/63	300 bp — Monthly	$392
	CMBX NA BBB-.6 Index	BBB-/P	2,953	49,000	2,504	5/11/63	300 bp — Monthly	478
	CMBX NA BBB-.6 Index	BBB-/P	6,050	98,000	5,008	5/11/63	300 bp — Monthly	1,099
	Barclays Bank PLC
	CMBX NA BBB-.6 Index	BBB-/P	8,647	78,000	3,986	5/11/63	300 bp — Monthly	4,707
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	(65)	236,000	3,658	5/11/63	200 bp — Monthly	3,684
	CMBX NA A.6 Index	A/P	(134)	162,000	2,511	5/11/63	200 bp — Monthly	2,440
	CMBX NA A.6 Index	A/P	(818)	90,000	1,395	5/11/63	200 bp — Monthly	612
	CMBX NA A.6 Index	A/P	74	42,000	651	5/11/63	200 bp — Monthly	741
	CMBX NA A.6 Index	A/P	(8)	17,000	264	5/11/63	200 bp — Monthly	263
	CMBX NA BB.6 Index	BB-/P	6,300	30,000	3,396	5/11/63	500 bp — Monthly	2,933
	CMBX NA BB.6 Index	BB-/P	75,316	306,000	34,639	5/11/63	500 bp — Monthly	40,974
	CMBX NA BB.7 Index	BB/P	10,136	73,000	2,803	1/17/47	500 bp — Monthly	7,404
	CMBX NA BB.7 Index	BB/P	15,810	123,000	4,723	1/17/47	500 bp — Monthly	11,206
	CMBX NA BB.7 Index	BB/P	25,607	212,000	8,141	1/17/47	500 bp — Monthly	17,672
	CMBX NA BBB-.6 Index	BBB-/P	9,947	110,000	5,621	5/11/63	300 bp — Monthly	4,391
	Credit Suisse International
	CMBX NA A.6 Index	A/P	(3,217)	2,913,000	45,152	5/11/63	200 bp — Monthly	43,068
	CMBX NA BB.7 Index	BB/P	15,516	116,000	4,454	1/17/47	500 bp — Monthly	11,175
	CMBX NA BBB-.6 Index	BBB-/P	145,924	1,553,000	79,358	5/11/63	300 bp — Monthly	67,471
	CMBX NA BBB-.7 Index	BBB-/P	81,257	1,028,000	4,729	1/17/47	300 bp — Monthly	86,586
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	16,226	701,000	10,866	5/11/63	200 bp — Monthly	27,364
	CMBX NA A.6 Index	A/P	42,184	700,000	10,850	5/11/63	200 bp — Monthly	53,306
	CMBX NA A.6 Index	A/P	33,587	660,000	10,230	5/11/63	200 bp — Monthly	44,073
	CMBX NA A.6 Index	A/P	16,596	529,000	8,200	5/11/63	200 bp — Monthly	25,001
	CMBX NA A.6 Index	A/P	17,044	345,000	5,348	5/11/63	200 bp — Monthly	22,525
	CMBX NA A.6 Index	A/P	13,960	271,000	4,201	5/11/63	200 bp — Monthly	18,265
	CMBX NA A.6 Index	A/P	8,320	269,000	4,170	5/11/63	200 bp — Monthly	12,594
	CMBX NA A.6 Index	A/P	1,731	230,000	3,565	5/11/63	200 bp — Monthly	5,386
	CMBX NA A.6 Index	A/P	13,726	209,000	3,240	5/11/63	200 bp — Monthly	17,047
	CMBX NA A.6 Index	A/P	7,598	146,000	2,263	5/11/63	200 bp — Monthly	9,918
	CMBX NA A.6 Index	A/P	7,391	146,000	2,263	5/11/63	200 bp — Monthly	9,711
	CMBX NA A.6 Index	A/P	7,391	146,000	2,263	5/11/63	200 bp — Monthly	9,711
	CMBX NA A.6 Index	A/P	(45)	75,000	1,163	5/11/63	200 bp — Monthly	1,146
	CMBX NA BBB-.6 Index	BBB-/P	1,773	34,000	1,737	5/11/63	300 bp — Monthly	56
	CMBX NA BBB-.6 Index	BBB-/P	3,798	48,000	2,453	5/11/63	300 bp — Monthly	1,373
	CMBX NA BBB-.6 Index	BBB-/P	5,846	54,000	2,759	5/11/63	300 bp — Monthly	3,118
	CMBX NA BBB-.6 Index	BBB-/P	10,428	96,000	4,906	5/11/63	300 bp — Monthly	5,578
	CMBX NA BBB-.6 Index	BBB-/P	10,387	96,000	4,906	5/11/63	300 bp — Monthly	5,538
	CMBX NA BBB-.6 Index	BBB-/P	6,540	96,000	4,906	5/11/63	300 bp — Monthly	1,691
	CMBX NA BBB-.6 Index	BBB-/P	11,796	107,000	5,468	5/11/63	300 bp — Monthly	6,390
	CMBX NA BBB-.6 Index	BBB-/P	10,042	119,000	6,081	5/11/63	300 bp — Monthly	4,031
	CMBX NA BBB-.6 Index	BBB-/P	15,097	124,000	6,336	5/11/63	300 bp — Monthly	8,833
	CMBX NA BBB-.6 Index	BBB-/P	14,593	169,000	8,636	5/11/63	300 bp — Monthly	6,056
	CMBX NA BBB-.6 Index	BBB-/P	14,937	177,000	9,045	5/11/63	300 bp — Monthly	5,995
	CMBX NA BBB-.6 Index	BBB-/P	36,766	392,000	20,031	5/11/63	300 bp — Monthly	16,963
	CMBX NA BBB-.6 Index	BBB-/P	105,165	1,399,000	71,489	5/11/63	300 bp — Monthly	34,492
	CMBX NA BBB-.7 Index	BBB-/P	2,440	35,000	161	1/17/47	300 bp — Monthly	2,621
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB-/P	15,464	73,000	8,264	5/11/63	500 bp — Monthly	7,272
	CMBX NA BB.6 Index	BB-/P	20,742	98,000	11,094	5/11/63	500 bp — Monthly	9,743
	CMBX NA A.6 Index	A/P	127,401	5,538,000	85,839	5/11/63	200 bp — Monthly	215,394
	CMBX NA A.6 Index	A/P	420	144,000	2,232	5/11/63	200 bp — Monthly	2,708
	CMBX NA A.6 Index	A/P	(583)	79,000	1,225	5/11/63	200 bp — Monthly	672
	CMBX NA A.6 Index	A/P	121	12,000	186	5/11/63	200 bp — Monthly	312
	CMBX NA A.6 Index	A/P	40	4,000	62	5/11/63	200 bp — Monthly	104
	CMBX NA A.7 Index	A-/P	9,165	209,000	6,061	1/17/47	200 bp — Monthly	15,308
	CMBX NA BB.10 Index	BB-/P	12,196	152,000	8,907	5/11/63	500 bp — Monthly	3,437
	CMBX NA BBB-.6 Index	BBB-/P	296,736	2,243,000	114,617	5/11/63	300 bp — Monthly	183,427
	Merrill Lynch International
	CMBX NA A.6 Index	A/P	7,645	587,000	9,099	5/11/63	200 bp — Monthly	16,972
	CMBX NA A.6 Index	A/P	(4)	14,000	217	5/11/63	200 bp — Monthly	218
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	15,216	110,000	5,621	5/11/63	300 bp — Monthly	9,659
	CMBX NA A.6 Index	A/P	10,578	782,000	12,121	5/11/63	200 bp — Monthly	23,003
	CMBX NA A.6 Index	A/P	4,023	360,000	5,580	5/11/63	200 bp — Monthly	9,743
	CMBX NA A.6 Index	A/P	12,813	248,000	3,844	5/11/63	200 bp — Monthly	16,753
	CMBX NA A.6 Index	A/P	6,530	108,000	1,674	5/11/63	200 bp — Monthly	8,246
	CMBX NA A.6 Index	A/P	(522)	68,000	1,054	5/11/63	200 bp — Monthly	558
	CMBX NA A.6 Index	A/P	415	30,000	465	5/11/63	200 bp — Monthly	891
	CMBX NA A.6 Index	A/P	85	9,000	140	5/11/63	200 bp — Monthly	228
	CMBX NA A.6 Index	A/P	38	4,000	62	5/11/63	200 bp — Monthly	101
	CMBX NA BB.6 Index	BB-/P	24,066	98,000	11,094	5/11/63	500 bp — Monthly	13,068
	CMBX NA BB.6 Index	BB-/P	48,543	197,000	22,300	5/11/63	500 bp — Monthly	26,434
	CMBX NA BBB-.6 Index	BBB-/P	3,605	34,000	1,737	5/11/63	300 bp — Monthly	1,888
	CMBX NA BBB-.6 Index	BBB-/P	10,302	85,000	4,344	5/11/63	300 bp — Monthly	6,003

Upfront premium received			1,466,547		Unrealized appreciation			1,238,220

Upfront premium (paid)			(5,396)		Unrealized (depreciation)			—

	Total		$1,461,151				Total	$1,238,220
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2019. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,550)	$209,000	$6,061	1/17/47	(200 bp) — Monthly	$(7,692)
	CMBX NA BB.10 Index	(7,410)	71,000	4,161	11/17/59	(500 bp) — Monthly	(3,318)
	CMBX NA BB.10 Index	(6,360)	58,000	3,399	11/17/59	(500 bp) — Monthly	(3,017)
	CMBX NA BB.11 Index	(27,467)	212,000	11,406	11/18/54	(500 bp) — Monthly	(16,267)
	CMBX NA BB.11 Index	(6,881)	73,000	3,927	11/18/54	(500 bp) — Monthly	(3,025)
	CMBX NA BB.11 Index	(3,025)	44,000	2,367	11/18/54	(500 bp) — Monthly	(700)
	CMBX NA BB.8 Index	(8,940)	72,000	8,222	10/17/57	(500 bp) — Monthly	(787)
	CMBX NA BB.9 Index	(108,897)	1,055,000	43,888	9/17/58	(500 bp) — Monthly	(66,035)
	CMBX NA BB.9 Index	(9,807)	152,000	6,323	9/17/58	(500 bp) — Monthly	(3,632)
	CMBX NA BB.9 Index	(9,291)	144,000	5,990	9/17/58	(500 bp) — Monthly	(3,440)
	Credit Suisse International
	CMBX NA BB.10 Index	(19,613)	147,000	8,614	11/17/59	(500 bp) — Monthly	(11,142)
	CMBX NA BB.10 Index	(17,362)	146,000	8,556	11/17/59	(500 bp) — Monthly	(8,948)
	CMBX NA BB.10 Index	(9,571)	77,000	4,512	11/17/59	(500 bp) — Monthly	(5,134)
	CMBX NA BB.7 Index	(9,143)	518,000	58,638	5/11/63	(500 bp) — Monthly	48,991
	CMBX NA BB.7 Index	(28,039)	152,000	5,837	1/17/47	(500 bp) — Monthly	(22,350)
	CMBX NA BB.8 Index	(9,988)	57,000	6,509	10/17/57	(500 bp) — Monthly	(3,534)
	CMBX NA BB.9 Index	(67,165)	670,000	27,872	9/17/58	(500 bp) — Monthly	(39,945)
	Goldman Sachs International
	CMBX NA BB.6 Index	(9,821)	96,000	10,867	5/11/63	(500 bp) — Monthly	953
	CMBX NA BB.7 Index	(6,356)	42,000	1,613	1/17/47	(500 bp) — Monthly	(4,784)
	CMBX NA BB.6 Index	(146)	1,000	113	5/11/63	(500 bp) — Monthly	(34)
	CMBX NA BB.7 Index	(117,160)	577,000	22,157	1/17/47	(500 bp) — Monthly	(95,564)
	CMBX NA BB.7 Index	(18,678)	114,000	4,378	1/17/47	(500 bp) — Monthly	(14,411)
	CMBX NA BB.9 Index	(3,341)	31,000	1,290	9/17/58	(500 bp) — Monthly	(2,081)
	CMBX NA BB.9 Index	(3,009)	25,000	1,040	9/17/58	(500 bp) — Monthly	(1,993)
	CMBX NA BB.9 Index	(2,975)	25,000	1,040	9/17/58	(500 bp) — Monthly	(1,959)
	CMBX NA BB.9 Index	(1,912)	12,000	499	9/17/58	(500 bp) — Monthly	(1,424)
	CMBX NA BB.9 Index	(1,923)	12,000	499	9/17/58	(500 bp) — Monthly	(1,435)
	CMBX NA BB.9 Index	(1,278)	8,000	333	9/17/58	(500 bp) — Monthly	(953)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(8,385)	123,000	6,617	11/18/54	(500 bp) — Monthly	(1,887)
	CMBX NA BB.11 Index	(5,590)	82,000	4,412	11/18/54	(500 bp) — Monthly	(1,258)
	CMBX NA BB.11 Index	(8,431)	78,000	4,196	11/18/54	(500 bp) — Monthly	(4,311)
	CMBX NA BB.11 Index	(5,377)	54,000	2,905	11/18/54	(500 bp) — Monthly	(2,524)
	CMBX NA BB.11 Index	(4,005)	39,000	2,098	11/18/54	(500 bp) — Monthly	(1,945)
	CMBX NA BB.12 Index	(13,861)	152,000	8,801	8/17/61	(500 bp) — Monthly	(5,208)
	CMBX NA BB.6 Index	(16,619)	125,000	14,150	5/11/63	(500 bp) — Monthly	(2,590)
	CMBX NA BB.6 Index	(8,717)	62,000	7,018	5/11/63	(500 bp) — Monthly	(1,759)
	CMBX NA BB.7 Index	(96,051)	759,000	29,146	1/17/47	(500 bp) — Monthly	(67,643)
	CMBX NA BB.9 Index	(4,670)	81,000	3,370	9/17/58	(500 bp) — Monthly	(1,379)
	CMBX NA BB.9 Index	(3,092)	73,000	3,037	9/17/58	(500 bp) — Monthly	(126)
	CMBX NA BB.9 Index	(8,209)	58,000	2,413	9/17/58	(500 bp) — Monthly	(5,853)
	CMBX NA BB.9 Index	(991)	7,000	291	9/17/58	(500 bp) — Monthly	(706)
	CMBX NA BB.9 Index	(560)	4,000	166	9/17/58	(500 bp) — Monthly	(397)
	CMBX NA BBB-.7 Index	(2,033)	56,000	258	1/17/47	(300 bp) — Monthly	(2,323)
	CMBX NA BBB-.7 Index	(16,657)	439,000	2,019	1/17/47	(300 bp) — Monthly	(18,933)
	Merrill Lynch International
	CMBX NA BB.10 Index	(7,483)	71,000	4,161	11/17/59	(500 bp) — Monthly	(3,391)
	CMBX NA BB.10 Index	(8,440)	71,000	4,161	11/17/59	(500 bp) — Monthly	(4,348)
	CMBX NA BB.9 Index	(1,149)	537,000	22,339	9/17/58	(500 bp) — Monthly	20,668
	CMBX NA BB.9 Index	(2,929)	59,000	2,454	9/17/58	(500 bp) — Monthly	(532)
	CMBX NA BBB-.7 Index	(5,409)	66,000	304	1/17/47	(300 bp) — Monthly	(5,751)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(6,827)	67,000	308	1/17/47	(300 bp) — Monthly	(7,174)
	CMBX NA BB.10 Index	(7,446)	71,000	4,161	11/17/59	(500 bp) — Monthly	(3,355)
	CMBX NA BB.11 Index	(6,383)	65,000	3,497	11/18/54	(500 bp) — Monthly	(2,950)
	CMBX NA BB.11 Index	(5,241)	55,000	2,959	11/18/54	(500 bp) — Monthly	(2,336)
	CMBX NA BB.12 Index	(1,389)	17,000	984	9/17/58	(500 bp) — Monthly	(421)
	CMBX NA BB.7 Index	(34,324)	178,000	6,835	1/17/47	(500 bp) — Monthly	(27,661)
	CMBX NA BB.7 Index	(17,496)	87,000	3,341	1/17/47	(500 bp) — Monthly	(14,240)
	CMBX NA BB.7 Index	(15,540)	77,000	2,957	1/17/47	(500 bp) — Monthly	(12,658)
	CMBX NA BB.7 Index	(2,968)	57,000	2,189	1/17/47	(500 bp) — Monthly	(834)
	CMBX NA BB.9 Index	(10,067)	134,000	5,574	9/17/58	(500 bp) — Monthly	(4,623)
	CMBX NA BB.9 Index	(4,803)	79,000	3,286	9/17/58	(500 bp) — Monthly	(1,593)
	CMBX NA BB.9 Index	(4,859)	79,000	3,286	9/17/58	(500 bp) — Monthly	(1,649)
	CMBX NA BB.9 Index	(6,154)	70,000	2,912	9/17/58	(500 bp) — Monthly	(3,310)
	CMBX NA BB.9 Index	(4,186)	68,000	2,829	9/17/58	(500 bp) — Monthly	(1,423)
	CMBX NA BB.9 Index	(5,730)	67,000	2,787	9/17/58	(500 bp) — Monthly	(3,008)
	CMBX NA BB.9 Index	(3,186)	59,000	2,454	9/17/58	(500 bp) — Monthly	(789)
	CMBX NA BB.9 Index	(2,825)	57,000	2,371	9/17/58	(500 bp) — Monthly	(509)
	CMBX NA BB.9 Index	(6,062)	50,000	2,080	9/17/58	(500 bp) — Monthly	(4,031)
	CMBX NA BB.9 Index	(6,195)	43,000	1,789	9/17/58	(500 bp) — Monthly	(4,448)
	CMBX NA BB.9 Index	(5,264)	35,000	1,456	9/17/58	(500 bp) — Monthly	(3,842)
	CMBX NA BB.9 Index	(4,046)	26,000	1,082	9/17/58	(500 bp) — Monthly	(2,990)
	CMBX NA BB.9 Index	(3,031)	25,000	1,040	9/17/58	(500 bp) — Monthly	(2,016)
	CMBX NA BB.9 Index	(2,867)	19,000	790	9/17/58	(500 bp) — Monthly	(2,095)
	CMBX NA BB.9 Index	(1,060)	7,000	291	9/17/58	(500 bp) — Monthly	(775)
	CMBX NA BB.9 Index	(1,060)	7,000	291	9/17/58	(500 bp) — Monthly	(775)

	Upfront premium received	—			Unrealized appreciation		70,612

	Upfront premium (paid)	(914,775)			Unrealized (depreciation)		(565,973)

	Total	$(914,775)				Total	$(495,361)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/19 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 33 Index	B+/P	$(2,068,154)	$30,524,670	$2,940,594	12/20/24	500 bp — Quarterly	$923,314
	NA IG Series 33 Index	BBB+/P	(2,325,204)	111,300,000	2,885,564	12/20/24	100 bp — Quarterly	597,460

	Total		$(4,393,358)					$1,520,774
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2019. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/19 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 33 Index	$4,437,212	$64,976,670	$6,259,528	12/20/24	(500 bp) — Quarterly	$(1,930,610)

	Total	$4,437,212					$(1,930,610)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
EUR	Euro
NOK	Norwegian Krone
JPY	Japanese Yen
USD / $	United States Dollar
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period.
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2019 through December 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,794,991,113.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $4, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/19
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$8,682,900	$18,320,700	$19,901,375	$41,457	$7,102,225
	Putnam Short Term Investment Fund**	254,007,567	181,233,291	157,478,750	1,198,558	277,762,108

	Total Short-term investments	$262,690,467	$199,553,991	$177,380,125	$1,240,015	$284,864,333
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $7,102,225, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $6,948,150.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $5,841,287.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $816,214.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $202,782.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,434,998.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $292,046,044 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $232,581 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $903,642 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $816,214 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$44,269,161	$7,194,236	$—
Capital goods	110,579,367	7,356,987	—
Communication services	76,252,707	10,412,704	—
Conglomerates	13,014,376	—	—
Consumer cyclicals	213,843,162	14,560,951	4
Consumer staples	128,495,994	9,883,322	—
Energy	62,831,553	1,964,052	5,609
Financials	264,780,474	17,961,023	—
Health care	190,310,219	7,766,754	—
Technology	366,026,264	11,899,920	—
Transportation	35,699,868	5,982,105	—
Utilities and power	56,364,844	797,600	—

Total common stocks	1,562,467,989	95,779,654	5,613
Asset-backed securities	—	14,031,362	—
Convertible bonds and notes	—	115,428	—
Convertible preferred stocks	—	238,079	5,400
Corporate bonds and notes	—	455,675,206	116
Foreign government and agency bonds and notes	—	21,935,838	—
Mortgage-backed securities	—	83,894,376	—
Preferred stocks	—	139,107	—
Purchased options outstanding	—	108,469	—
Senior loans	—	3,125,956	—
U.S. government and agency mortgage obligations	—	282,151,544	—
U.S. treasury obligations	—	444,476	—
Short-term investments	277,762,108	151,087,896	—

Totals by level	$1,840,230,097	$1,108,727,391	$11,129
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$386,614	$—
Futures contracts	(4,416,782)	—	—
TBA sale commitments	—	(11,330,391)	—
Interest rate swap contracts	—	(61,965)	—
Total return swap contracts	—	(588,320)	—
Credit default contracts	—	(257,207)	—

Totals by level	$(4,416,782)	$(11,851,269)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)	$65,600.000
Futures contracts (number of contracts)	5,000
Forward currency contracts (contract amount)	$361,500,000
Centrally cleared interest rate swap contracts (notional)	$319,400,000
OTC total return swap contracts (notional)	$491,300,000
OTC credit default contracts (notional)	$34,900,000
Centrally cleared credit default contracts (notional)	$196,000,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com